Rule 497(c)
File Nos. 333-289838 and 811-24117

Prospectus

April 30, 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi Aerospace & Commercial Aviation ETF	AV	Cboe BZX Exchange, Inc.
Corgi AI Cybersecurity ETF	XA	Cboe BZX Exchange, Inc.
Corgi Battery Energy Storage Systems ETF	WATS	Cboe BZX Exchange, Inc.
Corgi Bay Area Based ETF	BAY	Cboe BZX Exchange, Inc.
Corgi Beauty, Skincare & Aesthetics ETF	GLAM	Cboe BZX Exchange, Inc.
Corgi Coffee & Energy Drinks ETF	BREW	Cboe BZX Exchange, Inc.
Corgi Crypto Infrastructure ETF	BLCK	Cboe BZX Exchange, Inc.
Corgi Data & Surveillance ETF	EYES	Cboe BZX Exchange, Inc.
Corgi Genomics & Precision Medicine ETF	GNMX	Cboe BZX Exchange, Inc.
Corgi High Voltage Grid Equipment ETF	JOUL	Cboe BZX Exchange, Inc.
Corgi Lifestyle Brands ETF	STYL	Cboe BZX Exchange, Inc.
Corgi Longevity Consumer ETF	YUNG	Cboe BZX Exchange, Inc.
Corgi Natural Gas Power & Turbines ETF	GASZ	Cboe BZX Exchange, Inc.
Corgi NYC Based ETF	NYNY	Cboe BZX Exchange, Inc.
Corgi Ports, Rail & Freight ETF	DOCK	Cboe BZX Exchange, Inc.
Corgi Quantum Computing ETF	CQTM	Cboe BZX Exchange, Inc.
Corgi Robots & Humanoids ETF	CBOT	Cboe BZX Exchange, Inc.
Corgi Shipping & Global Logistics ETF	HULL	Cboe BZX Exchange, Inc.
Corgi Sports Betting & Gambling ETF	ODDZ	Cboe BZX Exchange, Inc.
Corgi Travel & Leisure ETF	WNDR	Cboe BZX Exchange, Inc.
Corgi U.S. War Machine ETF	WR	Cboe BZX Exchange, Inc.
Corgi Buy Now Pay Later ETF	LATR	Cboe BZX Exchange, Inc.
Corgi Space & Satellite Communications ETF	DIPR	Cboe BZX Exchange, Inc.
Corgi Mag 7 ETF	CMAG	Cboe BZX Exchange, Inc.
Corgi Digital Banking & Fintech Infrastructure ETF	KYC	Cboe BZX Exchange, Inc.
Corgi Lithography & Semiconductor Photonics ETF	EUV	Cboe BZX Exchange, Inc.
Corgi Drones & Urban Air Mobility ETF	BZZ	Cboe BZX Exchange, Inc.
Corgi IP Licensing & Royalties ETF	PTNT	Cboe BZX Exchange, Inc.

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - Corgi Aerospace & Commercial Aviation ETF
FUND SUMMARY - Corgi AI Cybersecurity ETF
FUND SUMMARY - Corgi Battery Energy Storage Systems ETF
FUND SUMMARY - Corgi Bay Area Based ETF
FUND SUMMARY - Corgi Beauty, Skincare & Aesthetics ETF
FUND SUMMARY - Corgi Coffee & Energy Drinks ETF
FUND SUMMARY - Corgi Crypto Infrastructure ETF
FUND SUMMARY - Corgi Data & Surveillance ETF
FUND SUMMARY - Corgi Genomics & Precision Medicine ETF
FUND SUMMARY - Corgi High Voltage Grid Equipment ETF
FUND SUMMARY - Corgi Lifestyle Brands ETF
FUND SUMMARY - Corgi Longevity Consumer ETF
FUND SUMMARY - Corgi Mag 7 ETF
FUND SUMMARY - Corgi Natural Gas Power & Turbines ETF
FUND SUMMARY - Corgi NYC Based ETF
FUND SUMMARY - Corgi Ports, Rail & Freight ETF
FUND SUMMARY - Corgi Quantum Computing ETF
FUND SUMMARY - Corgi Robots & Humanoids ETF
FUND SUMMARY - Corgi Shipping & Global Logistics ETF
FUND SUMMARY - Corgi Sports Betting & Gambling ETF
FUND SUMMARY - Corgi Travel & Leisure ETF
FUND SUMMARY - Corgi U.S. War Machine ETF
FUND SUMMARY - Corgi Buy Now Pay Later ETF
FUND SUMMARY - Corgi Space & Satellite Communications ETF
FUND SUMMARY - Corgi Digital Banking & Fintech Infrastructure ETF
FUND SUMMARY - Corgi Lithography & Semiconductor Photonics ETF
FUND SUMMARY - Corgi Drones & Urban Air Mobility ETF
FUND SUMMARY - Corgi IP Licensing & Royalties ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - Corgi Aerospace & Commercial Aviation ETF

Investment Objective

The Corgi Aerospace & Commercial Aviation ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure. For purposes of this policy, the Fund considers the following activities: firms engaged in the design, production, maintenance, operation, and support of aircraft and airframes; propulsion systems; avionics and flight technologies; maintenance, repair, and overhaul (MRO) and aftermarket services; aircraft leasing and fleet management; and passenger and cargo air transportation services provided by commercial air carriers, together with related technologies that enable safe, efficient, reliable, and scalable air transportation across passenger, cargo, defense-adjacent, and emerging aviation applications.

The Fund invests primarily in the common stock of companies that are materially involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the aerospace and commercial aviation industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Aviation Safety, Accident, and Disruption Risk.
Companies in the aerospace and commercial aviation industry can be materially impacted by aviation accidents, safety incidents, near miss events, or perceived safety concerns, even when fault is unclear. Such events can trigger fleet groundings, route suspensions, reduced passenger demand, higher insurance and compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and service providers. Weather events, air traffic control constraints, cybersecurity incidents affecting flight operations, airport disruptions, and other operational breakdowns can also reduce capacity, increase delays and cancellations, and pressure margins for air carriers and aviation service companies.

Aircraft Certification, Program Execution, and Manufacturing Quality Risk.
Aerospace manufacturers and key suppliers are exposed to risks that new aircraft, engines, avionics, or major upgrades fail to meet performance, reliability, or certification requirements, or experience delays in testing, regulatory approvals, and production ramp. A single program issue can lead to costly rework, warranty and penalty claims, customer delivery deferrals, and lost market share, and can ripple through the supply chain. The industry also relies on complex, often capacity constrained supplier networks for critical parts and materials, so shortages, single source dependencies, labor constraints, or quality escapes can disrupt build schedules and aftermarket support, reducing revenue and cash flow.

Commercial Air Travel and Air Cargo Cyclicality Risk.
The revenues of airlines, leasing platforms, and many aviation suppliers are sensitive to passenger traffic, business travel, tourism, and global trade, which can decline sharply during recessions, pandemics, geopolitical shocks, terrorism concerns, or changes in travel policy. The industry has high fixed costs and operating leverage, so modest demand shortfalls can meaningfully compress profitability and increase default risk for highly levered carriers or lessees. Volatile fuel prices, foreign exchange moves, and interest rate changes can further pressure margins and aircraft financing costs, potentially reducing fleet expansion and lowering demand for aircraft, engines, parts, and MRO services.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi AI Cybersecurity ETF

Investment Objective

The Corgi AI Cybersecurity ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of cybersecurity technologies and services that use artificial intelligence ("AI") and machine learning to protect digital systems, networks, identities, data, and critical applications across cloud, enterprise, consumer, and industrial environments. For purposes of this policy, the Fund considers the following activities: firms engaged in AI enabled threat detection and response, behavioral analytics, identity and access management with automated risk scoring, endpoint and network security using model driven detection, cloud security and security posture management with automated remediation, data loss prevention and anomaly detection, security analytics and automation, managed security services using AI for triage and response, security testing and exposure management using AI, and infrastructure that enables secure computing and trusted digital operations.

The Fund invests primarily in the common stock of companies that are materially involved in the AI- enabled cybersecurity and digital trust ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the AI cybersecurity industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

AI-Enabled Threat Evolution and Security Effectiveness Risk.
Cyber threats can evolve rapidly, including the use of AI to scale phishing, malware development, and automated exploitation. Security products may fail to detect or prevent new attack techniques, which can lead to customer losses, contract disputes, and reputational harm for cybersecurity providers and service firms.

AI Model, Data Quality, and Automation Risk.
AI-enabled cybersecurity products rely on data quality, model design, training processes, and ongoing tuning to identify and respond to threats. Models may be trained on incomplete, biased, or stale datasets, may degrade over time ("model drift"), or may generate false positives or false negatives that impair customer outcomes and confidence. Increased automation (including automated remediation) can amplify operational impacts if models misclassify events or trigger incorrect actions. These issues can lead to customer dissatisfaction, increased support costs, contract disputes, reputational harm, and reduced adoption of AI-enabled security offerings.

Data Breach, Vendor Compromise, and Contractual Liability Risk.
Cybersecurity vendors and service providers may be targeted by threat actors because their products and services are deployed across customer environments and may provide privileged access or broad visibility into customer networks. A security incident affecting a cybersecurity provider (including compromise of software, cloud services, update mechanisms, managed service tools, or customer data) may disrupt operations for the provider and its customers and may result in reputational harm, loss of customers, reduced demand, and increased insurance, compliance, and remediation costs. In addition, cybersecurity companies often enter into contracts that include service-level commitments, warranties, and, in some cases, indemnification or other contractual obligations relating to security incidents, performance failures, or third-party claims. Even where liability is contractually limited, disputes may arise and outcomes may be uncertain, and losses, settlements, or remediation costs could materially adversely affect a company's revenues, margins, cash flows, and valuation.

Platform Consolidation and Competitive Pressure Risk.
Cybersecurity markets are crowded and can experience rapid pricing pressure as large platform providers bundle security features, as customers rationalize vendor lists, or as procurement cycles slow. Mergers, product displacement, or shifts toward in-house security stacks can reduce growth and margins for specialized vendors.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Key Personnel and Talent Risk.
Companies in the cybersecurity and AI fields often depend on highly skilled personnel, including engineers, security researchers, data scientists, and product leaders, and may face intense competition to hire and retain qualified employees. The loss of key personnel, difficulty recruiting or retaining talent, wage inflation, or constraints in access to specialized labor may impair a company's ability to innovate, maintain product quality, respond to evolving threats, or execute its strategy, which may adversely affect revenues, profitability, and the value of the company's securities.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Battery Energy Storage Systems ETF

Investment Objective

The Corgi Battery Energy Storage Systems ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the design, manufacturing, integration, deployment, and operation of battery energy storage systems used to support electric grids, renewable integration, peak demand management, backup power, and electrification across residential, commercial, and utility scale applications. For purposes of this policy, the Fund considers the following activities: battery cells and packs, battery management systems, power electronics and inverters, thermal management and safety systems, energy management software, grid services platforms, project developers and integrators, and recycling and lifecycle services that support storage deployment and performance over time.

The Fund invests primarily in the common stock of companies that are materially involved in battery energy storage systems and enabling infrastructure ecosystems. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the battery energy storage systems industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Battery Safety, Fire, and Reliability Risk.
Storage systems can experience thermal events, degradation, or performance shortfalls. Safety incidents can lead to project shutdowns, higher insurance and compliance costs, recalls, litigation, and reputational damage for manufacturers, integrators, and operators.

Technology Change and Obsolescence Risk.
Storage technologies and chemistries can evolve quickly, and improvements in cost, energy density, cycle life, or safety can disadvantage existing products and suppliers. Customers may delay purchases or switch vendors if new technologies offer better economics or performance.

Battery Materials, Commodity Pricing, and Supply Chain Risk.
Battery energy storage systems rely on inputs and components that can be subject to supply constraints and significant price volatility, including lithium, nickel, cobalt, manganese, graphite, copper, separators, electrolytes, and power electronics. Changes in commodity prices, manufacturing capacity, quality issues, tariffs and trade restrictions, export controls, shipping disruptions, or reliance on single-source suppliers can increase costs, delay deployments, reduce margins, and adversely affect the revenues and profitability of manufacturers, integrators, and project developers.

Policy, Interconnection, and Project Timing Risk.
Many storage projects depend on permitting, interconnection queues, utility procurement cycles, and policy incentives. Changes in rules, delays in interconnection, or reductions in incentives can slow deployments and reduce expected revenues for developers and suppliers.

Power Markets and Storage Revenue Model Risk.
The economics of many energy storage projects depend on the availability and pricing of grid services and electricity market opportunities, which can include energy arbitrage, capacity payments, ancillary services, and contractual arrangements with utilities or commercial counterparties. These revenues may be volatile and may change due to market conditions, congestion patterns, renewable penetration, curtailment, transmission constraints, and changes in market rules or utility procurement practices. If expected revenues decline or become less predictable, project returns may fall and deployments may slow, which may adversely affect companies involved in storage development, integration, operation, and related services.

Project Finance, Interest Rate, and Cost Inflation Risk.
The deployment of battery energy storage systems can be capital intensive and may depend on the availability and cost of financing. Higher interest rates, tighter credit conditions, or reductions in tax equity or project finance availability can reduce project returns, slow new deployments, and increase refinancing risk. In addition, increases in the costs of equipment, engineering, procurement, construction, labor, insurance, or interconnection can pressure margins and delay project completion for developers, integrators, and operators.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Bay Area Based ETF

Investment Objective

The Corgi Bay Area Based ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$66

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies headquartered in, or that maintain substantial operations in, the San Francisco Bay Area. For purposes of this policy, the Fund considers the following activities: firms across technology, software and cloud infrastructure, semiconductors, internet platforms, biotechnology and life sciences, financial technology, clean technology, and related professional and enabling services that benefit from the Bay Area talent base, research institutions, capital networks, and commercialization ecosystem.

For purposes of the Fund's 80% investment policy, the "San Francisco Bay Area" generally refers to the nine-county San Francisco-Oakland-Berkeley metropolitan area (Alameda, Contra Costa, Marin, Napa, San Francisco, San Mateo, Santa Clara, Solano, and Sonoma). The Adviser generally expects that a company has "substantial operations" in the region if it has a principal executive office in the region or, based on available disclosures and third-party data, maintains a significant employee base or material operating facilities (such as research and development, engineering, manufacturing, or operational hubs) in the region; The Adviser determines a company’s primary operating footprint based on publicly available information, including SEC filings (such as 10-Ks and proxy statements), corporate websites, press releases, commercial real estate and employment databases, and third-party data providers. Where such data are incomplete or not consistently reported, the Adviser will rely on the most recent publicly available information to make this determination.

The Fund invests primarily in the common stock of companies that are materially involved in the San Francisco Bay Area metropolitan operating and business ecosystem. The Fund considers a company "materially involved" if, as determined by the Adviser, the company is headquartered in or maintains substantial operations in the San Francisco Bay Area metropolitan area, including companies with significant regional employee bases, research and development facilities, operational hubs, or other material business lines in the region. Such activities may include software and internet services, platform and marketplace businesses, cloud and data infrastructure, semiconductor and hardware design and related supply chains, biotechnology research and commercialization, financial and payments platforms, clean technology development and deployment, and professional service platforms that support innovation, scaling, and commercialization centered in the Bay Area.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies, that are listed on U.S. securities exchanges. Because the Fund’s theme is defined by a U.S. geographic region, the Fund expects that substantially all of its investments will be in U.S.-domiciled companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the San Francisco Bay Area focused companies or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Regional Concentration and Local Cost Structure Risk.
Companies with meaningful Bay Area exposure may be affected by regional labor costs, competition for talent, office and operating expenses, and local economic conditions. If the region experiences reduced investment activity, out migration, or slower hiring, business performance and valuations may decline.

Natural Disaster and Infrastructure Disruption Risk.
The Bay Area faces risks from earthquakes, wildfires, flooding, power outages, and transportation disruptions. Such events can interrupt operations, supply chains, and workforce availability, and can increase costs for business continuity and insurance.

State and Local Regulatory and Tax Risk.
Changes in state and local taxes, labor rules, zoning, and business regulations can raise operating costs or reduce after tax profitability for companies with substantial regional presence. Policy changes can also influence corporate location decisions and real estate strategies.

Geographic Classification Risk.
The Fund's strategy depends on classifying companies based on whether they are headquartered in, or have substantial operations in, the San Francisco Bay Area. Public information about a company's headquarters location, employee base, or operating footprint may be incomplete, may not be updated promptly, or may be difficult to interpret consistently across issuers. Companies may relocate headquarters, change remote-work policies, or shift the location of key personnel and facilities over time, which may cause the Adviser to reclassify a company or adjust holdings. These factors may affect the Fund's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Technology Sector Risk.
Technology and technology-enabled companies can face rapid product obsolescence, intense competition, and operational risks such as cybersecurity incidents, data privacy compliance, and intellectual property disputes. Many also rely on critical suppliers and infrastructure such as semiconductors, cloud providers, and key platforms, so disruptions or pricing changes can pressure margins. In addition, technology valuations can be especially sensitive to interest rates and shifts in market sentiment, which can increase volatility.

Biotechnology and Life Sciences Companies Risk.
Biotechnology and life sciences companies may be subject to significant risks related to research and development, clinical trials, regulatory approvals, intellectual property protection, competition, and product liability. Such companies may experience rapid changes in valuation based on clinical or regulatory outcomes and may depend on a limited number of products, collaborations, or patents. Adverse trial results, delays in approvals, or safety issues can materially reduce revenues and the value of these companies' securities.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Beauty, Skincare & Aesthetics ETF

Investment Objective

The Corgi Beauty, Skincare & Aesthetics ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution
fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, branding, distribution, and retail of beauty, skincare, and aesthetics products and services across consumer and professional channels. For purposes of this policy, the Fund considers the following activities: beauty, skincare, aesthetics, and related personal care products and services including oral care (toothpaste, mouthwash, teeth whitening, and dental hygiene products), sun care (sunscreen, sun protection, and after-sun products), and body care (body wash, lotion, deodorant, and personal hygiene products) that support product innovation and global beauty consumption.

The Fund invests primarily in the common stock of companies that are materially involved in the beauty, skincare, and aesthetics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the beauty, skincare, and aesthetics industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Consumer Taste, Trend, and Brand Relevance Risk.
Beauty and skincare demand can shift quickly due to changing consumer preferences, social media influence, and new product cycles. Brands may lose relevance, face declining sales, or require higher marketing spend to maintain market share.

Luxury and Consumer Discretionary Spending Risk.
To the extent the Fund invests in companies that sell premium or luxury beauty and personal care products or provide elective aesthetic services, the success of such companies may depend heavily on discretionary spending by higher-income consumers and on consumer confidence. Demand for premium and luxury goods and elective services may decline during periods of economic weakness, rising interest rates, inflation, or reduced consumer confidence, often resulting in disproportionately large reductions in sales and profitability relative to more nondiscretionary consumer categories.

Product Safety, Regulatory, and Recall Risk.
Beauty products can face regulatory scrutiny related to ingredient safety, labeling, and marketing claims. Quality failures, contamination, or adverse reactions can lead to recalls, lawsuits, reputational damage, and increased compliance costs.

Channel and Promotion Dependency Risk.
Many beauty companies rely on key retailers, online platforms, influencers, and promotional events. Changes in retailer support, algorithm visibility, affiliate economics, or promotional intensity can impact revenue growth and margins.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Coffee & Energy Drinks ETF

Investment Objective

The Corgi Coffee & Energy Drinks ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the cultivation, sourcing, processing, roasting, manufacturing, branding, and distribution of coffee and energy drink products across retail and food service channels. For purposes of this policy, the Fund considers the following activities: coffee growers and traders, roasters and packaged coffee manufacturers, cafes, coffeehouses, and coffee-focused quick-service operations whose menus are primarily centered on coffee, espresso-based, or energy beverages, ready to drink coffee, energy drink and performance beverage producers, ingredient and flavor suppliers, packaging providers, and logistics and retail platforms that enable global consumption of coffee, caffeine, and related functional beverage categories.

The Fund invests primarily in the common stock of companies that are materially involved in the coffee and energy drink value chain ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the coffee and energy drink industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Commodity and Input Cost Volatility Risk.
Coffee and related agricultural inputs can face significant price swings due to weather, crop disease, and supply disruptions. Costs for aluminum, sweeteners, flavors, and freight can also fluctuate, which may pressure margins if companies cannot pass increases through to consumers.

Climate and Agricultural Production Risk.
Coffee production can be adversely affected by climate variability and extreme weather events, including droughts, frosts, excessive rainfall, hurricanes, and changes in temperature patterns, as well as by crop diseases and pests. These factors can reduce yields, increase volatility in coffee supply and pricing, and contribute to longer-term shifts in suitable growing regions. Sustained adverse conditions may increase costs, disrupt sourcing, and negatively affect companies across the coffee supply chain.

Health Perception and Regulatory Risk.
Energy drinks and high caffeine products can face scrutiny related to health effects, marketing to younger consumers, and labeling requirements. Regulatory actions, lawsuits, or changes in consumer perception can reduce demand and increase compliance costs.

Supply Chain, Logistics, and Packaging Risk.
Companies in the coffee and energy drink value chain may rely on specialized sourcing, contract manufacturing, bottling and canning capacity, packaging components (including aluminum and plastics), and global logistics networks. Geopolitical events (including armed conflict, terrorism, political instability, or the imposition of sanctions, export controls, or tariffs) may disrupt trade flows and shipping routes, reduce access to key inputs, and increase transportation, packaging, and other logistics costs. Disruptions in transportation, labor availability, manufacturing capacity, quality issues, or changes in supplier terms may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Crypto Infrastructure ETF

Investment Objective

The Corgi Crypto Infrastructure ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the technology, platforms, and services that enable the mining, issuance, custody, exchange, settlement, security, and operation of digital assets and blockchain-based networks. For purposes of this policy, the Fund considers the following activities: digital asset exchanges and brokers, custody and wallet providers, institutional trading and compliance tools, blockchain data and analytics, mining and validation infrastructure, tokenization and on chain settlement platforms, payment and merchant enablement rails tied to digital assets, and hardware and software providers that support the reliability, security, and scalability of crypto and related distributed ledger ecosystems.

The Fund invests primarily in the common stock of companies that are materially involved in crypto infrastructure and digital asset enablement ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

For the avoidance of doubt, the Fund is not a “cryptocurrency fund” and does not seek investment exposure to cryptocurrencies or other digital assets (such as bitcoin or ether) directly.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the crypto infrastructure industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Regulatory and Legal Uncertainty Risk.
Digital asset markets are subject to evolving regulation and enforcement that can affect product availability, listing standards, custody rules, capital requirements, and customer access. Regulatory changes or adverse legal outcomes can reduce revenue, increase compliance costs, and limit business models for crypto infrastructure firms.

Financial Services Sector Risk.
To the extent the Fund invests in companies in the financial services sector (including exchanges, broker-dealers, trading venues, custodians, payment companies, or other financial services providers), the Fund may be sensitive to regulatory requirements, supervisory expectations, capital and liquidity standards, and enforcement actions that affect the scope of activities, products, and fees such companies may offer. The profitability of financial services companies may also be adversely affected by changes in interest rates, credit conditions, customer activity levels, and market liquidity, and by operational, compliance, or reputational events.

Banking Access and Payment Rails Risk.
Many crypto infrastructure firms depend on access to banking services and payment networks to support customer deposits and withdrawals and to facilitate fiat-to-crypto and crypto-to-fiat conversions. If financial institutions or payment networks limit, restrict, or terminate services to crypto-related businesses, or if access becomes more expensive or operationally constrained, crypto infrastructure companies may experience reduced customer activity, higher costs, and operational disruptions.

Fraud, Market Manipulation, and Illicit Activity Risk.
Digital asset markets have been subject to fraud, theft, manipulation, and other misconduct, including through hacks, scams, wash trading, and other abusive practices. Digital assets may also be used for illicit activity, which can lead to heightened regulatory scrutiny and enforcement, reputational harm, and restrictions on products or customer access. These factors may reduce trading activity, increase compliance costs, and adversely affect crypto infrastructure businesses.

Digital Asset Market Sensitivity Risk.
Many crypto infrastructure businesses are correlated with digital asset prices, trading volumes, network activity, and market sentiment. Periods of declining prices or reduced activity can lead to sharp revenue declines, lower profitability, and increased financial stress for certain issuers.

Blockchain Network, Protocol, and Fork Risk.
Digital asset networks and distributed ledger protocols may experience bugs, security vulnerabilities, congestion, outages, or other disruptions. Networks may undergo upgrades, changes in consensus mechanisms, or "forks" that create competing versions of a protocol, which can affect network activity, transaction processing, and the economics of participants. Adverse events or changes at the protocol or network level may reduce demand for related services and may adversely affect the revenues and valuations of crypto infrastructure companies.

Mining, Energy Use, and Environmental Regulation Risk.
To the extent the Fund invests in companies involved in digital asset mining, validation infrastructure, or hosting, such companies may be sensitive to electricity prices, power availability, hardware costs, and environmental or energy-related regulation. Changes in laws or regulations, permitting requirements, taxation, or restrictions on energy usage may increase costs, limit operations, or reduce profitability. In addition, adverse publicity regarding energy use may reduce demand for mining-related services.

Custody, Security, and Operational Failure Risk.
Crypto platforms may face hacking, fraud, protocol exploits, operational outages, or loss of customer assets. Such events can trigger customer withdrawals, reputational damage, litigation, and regulatory scrutiny, and can impair the broader ecosystem's trust and growth.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Data & Surveillance ETF

Investment Objective

The Corgi Data & Surveillance ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development and deployment of technologies that collect, process, secure, analyze, and operationalize data for monitoring, risk management, security, compliance, and operational visibility across public and private environments. For purposes of this policy, the Fund considers the following activities: sensors, cameras, access control, biometrics, identity verification, geospatial and imaging systems, enterprise data platforms, analytics and decision software, and related services that enable situational awareness, asset tracking, fraud detection, safety management, and digital and physical security operations, alongside privacy, governance, and control technologies that shape how monitoring systems are implemented and used.

The Fund invests primarily in the common stock of companies that are materially involved in the data, monitoring, and surveillance enablement ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the data and surveillance industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Privacy, Civil Liberties, and Reputational Risk.
Monitoring and surveillance technologies can raise privacy and civil liberties concerns that may lead to public backlash, customer churn, contract cancellations, and brand damage. Companies may face heightened scrutiny over how products are used and by whom, even when use is lawful.

Regulatory and Procurement Risk.
Governments and enterprises may impose restrictions, certification requirements, or procurement bans related to surveillance and data collection technologies. Changes in privacy laws, biometric rules, or public sector procurement standards can increase compliance costs or limit market access.

Government Customer, Budget, and Contract Risk.
Certain companies in which the Fund may invest may derive significant revenue from government customers or government-adjacent procurement. Government purchasing decisions may be affected by appropriations, budget constraints, political priorities, tender requirements, bid protests, contract renegotiations, performance disputes, and changes in procurement policies. In addition, contractors may be subject to audits, investigations, suspension or debarment, and heightened compliance obligations, any of which may reduce revenues, increase costs, or limit market access.

Indemnification and Contractual Liability Risk.
Companies in the Fund's investment theme may enter into customer, partner, or government contracts that include indemnification obligations, warranties, service-level commitments, and other contractual liabilities, including obligations relating to intellectual property infringement, cybersecurity incidents, data breaches, privacy or biometric compliance, and product performance or accuracy. These provisions may require companies to defend claims, pay damages, penalties, settlements, or customer costs, or provide credits, refunds, or remediation. Disputes over contract terms, the scope of indemnities, or alleged noncompliance may lead to litigation, contract renegotiations, delayed payments, or terminations. Indemnification exposure can be significant and difficult to predict, and may adversely affect a company's revenues, margins, cash flows, and valuation.

Export Controls, Sanctions, and National Security Restrictions Risk.
Monitoring and surveillance technologies may be subject to export controls, sanctions, import restrictions, national security reviews, or other governmental restrictions that limit where and to whom products and services may be sold or deployed. Changes in these rules or adverse determinations by regulators may restrict market access, increase compliance costs, delay shipments, require product redesign, or result in penalties, contract terminations, or reputational harm.

Cybersecurity, Targeted Attacks, and Data Misuse Risk.
Data, monitoring, identity, and surveillance systems can be attractive targets for cyberattacks, including by sophisticated threat actors, and may also be subject to insider threats or misuse. Cyber incidents (including ransomware, denial-of-service attacks, unauthorized access, supply-chain compromises involving vendors, or attacks against deployed endpoints and networks) may result in theft or exposure of sensitive data, service outages, degraded performance, loss of intellectual property, contractual disputes, and significant remediation and security-hardening costs. Such events may also trigger regulatory investigations or enforcement actions, litigation, reputational harm, loss of customers, and contract terminations. Because certain products and customers may be mission-critical or high-profile, the frequency, severity, and consequences of such incidents may be elevated for some companies.

Algorithmic Decision, Accuracy, and Bias Risk.
Companies in the Fund's investment theme may rely on analytics, biometrics, identity verification, or automated decision systems that can produce false positives or false negatives, misidentify individuals, or reflect bias due to model limitations or data quality issues. Such outcomes may result in customer losses, contract disputes, litigation, regulatory scrutiny, restrictions on product use, or reputational harm, and may require costly remediation, retraining, or redesign.

Technology Change and Product Obsolescence Risk.
The markets for sensors, surveillance equipment, analytics, and monitoring software can evolve rapidly. New technologies, platform shifts, and competitive offerings may reduce demand for existing products, compress margins, or require significant investment to remain competitive. Companies that fail to innovate, adapt to standards, or maintain product performance and reliability may lose market share and experience declining revenues.

Supply Chain and Component Dependency Risk.
Many monitoring and surveillance products depend on specialized components and contract manufacturing, including semiconductors, optics, sensors, batteries, and connectivity modules. Supply constraints, quality issues, geopolitical disruptions, tariffs, or increased input and freight costs may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented . After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Genomics & Precision Medicine ETF

Investment Objective

The Corgi Genomics & Precision Medicine ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, and commercialization of genomics and precision medicine technologies that enable improved disease detection, identifying and grouping patients based on genetic, molecular, or clinical characteristics to guide treatment decisions (patient stratification), targeted therapies, and data-driven healthcare. For purposes of this policy, the Fund considers the following activities: gene sequencing and analysis, bioinformatics and computational biology, molecular diagnostics and companion tests, gene editing and gene therapy platforms, targeted biologics and small molecule therapeutics, laboratory tools and reagents, clinical data platforms, and enabling services that support the discovery, development, and delivery of personalized medicine across prevention, diagnosis, and treatment.

The Fund invests primarily in the common stock of companies that are materially involved in the genomics and precision medicine ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the genomics and precision medicine industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Clinical, Regulatory, and Approval Risk.
Many genomics and precision medicine companies depend on successful clinical trials, regulatory approvals, and ongoing compliance. Failures in trials, delays in approvals, or safety concerns can lead to significant valuation declines and reduced revenue prospects.

Health Care Sector Risk.
Companies in the health care sector may be affected by changes in government regulation and oversight, the structure and funding of public and private health care programs, and evolving standards for safety, efficacy, and quality. Government actions or payer decisions may restrict coverage, reduce reimbursement rates, impose price controls or negotiation, increase scrutiny of marketing and promotion, or require additional clinical evidence, which may reduce demand or profitability for health care products and services. Health care companies may also face significant product liability, litigation, and regulatory enforcement risk, and may be subject to intense competition that can result in pricing pressure. Many health care products and services are subject to regulatory approvals and post-market requirements; delays or failure to obtain approvals, changes in regulatory standards, or adverse safety findings may materially adversely affect a company's business and valuation.

Biotechnology and Pharmaceutical Companies Risk.
Companies involved in genomics, precision medicine, and related therapeutics and diagnostics may be subject to significant risks related to research and development, reliance on a limited number of products or product candidates, intense competition, product liability claims, and the need for substantial capital to fund development and commercialization. The value of such companies may change rapidly based on clinical trial results, regulatory developments, manufacturing outcomes, or competitive product launches, and many such companies may have limited operating histories and may not be profitable.

Reimbursement and Adoption Risk.
Precision diagnostics and therapies often require payer coverage and clinician adoption. Changes in reimbursement policies, pricing pressure, or limited evidence of clinical utility can slow adoption and reduce commercial success.

Manufacturing and Supply Chain Risk.
Certain genomics and precision medicine products, including diagnostics consumables and advanced therapies, may rely on specialized manufacturing processes, quality control systems, cold-chain logistics, and third-party suppliers. Manufacturing failures, contamination, batch variability, capacity constraints, supply shortages, or delays in scaling production may result in product shortages, increased costs, regulatory action, or reduced commercial success.

Data Quality, Interpretation, and Ethical Risk.
Genomic data is complex and interpretation can be uncertain. Errors in testing, data handling, or interpretation can lead to liability and reputational harm. Ethical concerns and evolving rules about genetic data use can raise compliance costs and limit data availability.

Data Privacy and Security Risk.
Genomics and precision medicine companies may collect, store, process, or transmit sensitive personal data, including genetic information and other protected health information, and may rely on third-party vendors, cloud providers, and data-processing partners. Actual or perceived failures to maintain the confidentiality, integrity, or availability of such data--including cybersecurity incidents, unauthorized access, data breaches, ransomware, inadvertent disclosures, or operational failures--may result in regulatory investigations or enforcement actions, significant fines and penalties, litigation (including class actions), remediation and notification costs, reputational harm, loss of customers or research partners, and reduced demand for products and services. In addition, evolving data protection and health privacy laws and regulations, and differing requirements across jurisdictions, may increase compliance costs, restrict data use or sharing, and limit the ability of companies to develop, validate, or commercialize products and services.

Intellectual Property and Patent Risk.
Genomics and precision medicine companies often depend on patents, trade secrets, licenses, and other intellectual property to protect technologies, diagnostic methods, therapeutic platforms, and product candidates. The loss, expiration, invalidation, or impairment of intellectual property rights, failure to obtain or maintain adequate protection, or the need to license third-party intellectual property on unfavorable terms may reduce competitiveness, increase costs, or result in litigation, any of which may adversely affect revenues and valuations.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi High Voltage Grid Equipment ETF

Investment Objective

The Corgi High Voltage Grid Equipment ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the manufacturing, engineering, and servicing of equipment and technologies used to transmit and control electricity across high voltage networks and modernize power grids. For purposes of this policy, the Fund considers the following activities: transformers, switchgear, circuit protection, cables and conductors, substations, high voltage direct current systems, grid interconnection equipment, power electronics, monitoring and diagnostics, and industrial services that support grid expansion, reliability, and the integration of generation, storage, and electrified loads across utility, industrial, and infrastructure applications.

The Fund invests primarily in the common stock of companies that are materially involved in high voltage grid equipment and power transmission ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the high voltage grid equipment industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Project Timing, Utility Spending, and Backlog Risk.
Grid equipment demand depends on utility capital expenditure cycles, permitting and interconnection timelines, and large project schedules. Delays, cancellations, or changes in procurement plans can reduce order flow and disrupt backlog conversion.

Regulatory, Rate Case, and Cost Recovery Risk.
Demand for transmission and grid modernization equipment is influenced by utility regulation, government policy, and the ability of utilities to recover capital expenditures through rates. Adverse regulatory decisions, delays in rate approvals, changes in allowed returns, or shifts in policy incentives may reduce or delay utility spending, impact project economics, and reduce order activity for grid equipment manufacturers and service providers.

Manufacturing Capacity and Supply Constraint Risk.
Many grid components have long lead times and rely on specialized manufacturing and materials. Capacity bottlenecks, labor constraints, and supplier disruptions can delay deliveries, increase costs, and reduce profitability.

Grid Reliability, Extreme Weather, and Catastrophe Risk.
Extreme weather events, wildfires, hurricanes, flooding, winter storms, and other natural disasters can damage transmission and distribution infrastructure and disrupt grid operations. Such events may cause sudden surges in demand for certain products and services but can also delay projects, disrupt supply chains, reduce workforce availability, increase insurance and compliance costs, and negatively affect the financial condition of utilities, contractors, and equipment suppliers.

Input Cost and Commodity Exposure Risk.
Costs for copper, aluminum, steel, and other inputs can be volatile. If companies cannot hedge or pass through cost increases, margins may compress and contract economics may deteriorate.

Equipment Failure, Warranty, and Product Liability Risk.
High voltage grid equipment is subject to performance and reliability requirements and may operate in harsh environments. Failures, defects, quality issues, or installation errors can result in outages, safety incidents, warranty claims, product recalls, penalties, contract disputes, and reputational harm, which may adversely affect revenues and profitability for manufacturers, integrators, and service providers. Certain companies may also perform or subcontract field installation, testing, and maintenance work in hazardous environments, which can increase exposure to workplace injuries, labor and union issues, project execution delays, and related claims or costs.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Lifestyle Brands ETF

Investment Objective

The Corgi Lifestyle Brands ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, branding, marketing, and sale of consumer lifestyle goods and services that reflect identity, culture, and daily habits across apparel, footwear, accessories, outdoor and recreation, premium basics, wellness adjacent consumer products, and lifestyle oriented retail channels. For purposes of this policy, the Fund considers the following activities: brand owners, specialty retailers, direct to consumer platforms, licensing and merchandising models, and marketing and distribution companies that are critical to the lifecycle of global lifestyle brands, including brand creation, consumer engagement, and product distribution.

The Fund invests primarily in the common stock of companies that are materially involved in lifestyle brands and consumer identity ecosystems. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the lifestyle brands industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Fashion Cycle and Brand Relevance Risk.
Lifestyle brands can be sensitive to shifts in culture, trends, and consumer tastes. A decline in brand relevance or product resonance can lead to higher discounting, elevated marketing spend, and reduced profitability.

Brand Concentration and Key Product Risk.
Certain lifestyle brands may rely on a limited number of products, categories, collaborations, or distribution partners for a significant portion of revenues. If key products lose consumer appeal, collaborations end, celebrity or influencer relationships change, or distribution support declines, revenues and profitability may be adversely affected.

Inventory, Sourcing, and Supply Chain Risk.
Apparel and consumer goods businesses face risks related to forecasting errors, inventory build ups, sourcing concentration, and production delays. Disruptions or cost increases in manufacturing, freight, or materials can pressure margins and reduce product availability.

Retail Channel and Platform Dependency Risk.
Many brands rely on key wholesale partners, marketplaces, and social platforms for demand generation. Changes in retailer strategies, platform algorithms, or advertising costs can reduce traffic and increase customer acquisition expense.

Reputational and Social Controversy Risk.
Lifestyle brands can be sensitive to reputational events, including product quality issues, marketing controversies, labor and sourcing practices, data privacy concerns in digital commerce, or public backlash and boycotts. Adverse publicity can reduce customer demand, increase returns and promotional spending, and impair brand equity.

Intellectual Property, Counterfeit, and Licensing Risk.
Lifestyle brands often depend on trademarks, trade dress, and other intellectual property to differentiate products and maintain pricing power. Counterfeiting, gray-market activity, and infringement may reduce sales, damage brand equity, and increase enforcement costs. In addition, companies that rely on licensing and merchandising arrangements may be exposed to disputes with licensors or licensees, changes in contract terms, or failure of partners to meet quality, marketing, or distribution expectations.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett,
Anthony
Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Longevity Consumer ETF

Investment Objective

The Corgi Longevity Consumer ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund, and under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in consumer-oriented products and services that the Adviser believes are positioned to benefit from aging demographics and the spending preferences of older consumers, with an emphasis on extending healthspan — the period of life spent in good health — and on lifestyle and services categories. For purposes of this policy, the Fund considers the following activities: travel, leisure, and experiences; hospitality and related services; wellness, fitness, and recovery products and services; functional nutrition and consumer health brands; personal and household services; home upgrades, remodeling, and home accessibility solutions; senior living and aging-in-place solutions; mobility and assistive products; and platforms that deliver personalized lifestyle, convenience, and health and wellness experiences to consumers and older populations. A company will not qualify for the Fund's 80% basket if it operates solely in general consumer staples, fitness, or wellness without a primary orientation toward longevity-related health outcomes.

The Fund invests primarily in the common stock of companies that are materially involved in consumer-oriented spending and services. The Fund considers a company
"materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the longevity consumer industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Evidence, Claims, and Consumer Trust Risk.
Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline.

Travel, Leisure, and Experience Industry Risk.
Companies tied to travel, leisure, and experiences can be highly sensitive to fuel costs, labor availability, weather events, geopolitical developments, public health events, security concerns, and changes in consumer willingness to travel. The industry may also be affected by seasonality, capacity constraints, and disruptions to transportation networks, any of which can pressure earnings and increase volatility.

Home Upgrade, Remodeling, and Housing Sensitivity Risk.
Companies tied to home improvements, remodeling, home accessibility, and aging-in-place upgrades can be sensitive to interest rates, housing turnover, home prices, construction and contractor capacity, and the cost and availability of materials. A slowdown in housing activity or tighter financing conditions may reduce project volumes and spending on home upgrades.

Digital Platform, Data Privacy, and Cybersecurity Risk.
To the extent portfolio companies rely on consumer apps, subscriptions, online marketplaces, or data-driven personalization, they may face risks relating to cybersecurity incidents, outages, data breaches, and evolving privacy and consumer-protection requirements. Compliance failures or breaches may lead to regulatory investigations, litigation, reputational harm, and increased costs.

Senior Living and Aging-in-Place Services Risk.
Senior living providers and related service businesses may be exposed to occupancy variability, resident affordability, reputational events, litigation, and operational challenges such as staffing shortages and rising labor costs. These businesses may also be subject to licensing, inspection, and other regulatory requirements, and adverse regulatory or compliance developments could increase costs or limit operations.

Regulatory and Product Classification Risk.
Supplements, functional products, diagnostics, and consumer health devices may be subject to evolving regulation, labeling rules, and advertising restrictions. Regulatory actions or changes in standards can increase compliance costs and require reformulation or redesign.

Demographic and Spending Assumption Risk.
Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information
will
be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Mag 7 ETF

Investment Objective

The Corgi Mag 7 ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$66

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a market capitalization-weighted portfolio of U.S.-listed equity securities of the seven mega-capitalization technology and technology-enabled companies commonly referred to as the "Magnificent Seven" (the "Magnificent Seven Companies"). The Fund seeks concentrated exposure to the Magnificent Seven Companies, and individual positions may represent 20% or more of the Fund's net assets. The Fund intends to weight its holdings primarily based on each company's relative free-float market capitalization. As of the date of this Prospectus, the Magnificent Seven Companies, together with a summary description of each issuer's business, principal trading market, and ticker symbol, are as follows:

Apple Inc. (NASDAQ: AAPL)
designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories, and sells a range of related services including digital content, cloud services, advertising, and payment services.

Microsoft Corporation (NASDAQ: MSFT)
develops, licenses, and supports software products, cloud computing services (Azure), devices, and enterprise and consumer solutions, including productivity applications, gaming, and artificial intelligence services.

Amazon.com, Inc. (NASDAQ: AMZN)
operates online retail and marketplace services, cloud computing infrastructure (Amazon Web Services), digital advertising, streaming entertainment, and artificial intelligence businesses.

Alphabet Inc. (NASDAQ: GOOGL)
operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles and quantum computing.

NVIDIA Corporation (NASDAQ: NVDA)
designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets.

Meta Platforms, Inc. (NASDAQ: META)
operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware.

Tesla, Inc. (NASDAQ: TSLA)
designs, manufactures, and sells electric vehicles, energy generation and storage systems (including solar panels and battery storage products), and related services and software.

Each Magnificent Seven Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each Magnificent Seven Company, including financial statements, at www.sec.gov. Current market prices for each Magnificent Seven Company's common stock are available through the NASDAQ Stock Market at www.nasdaq.com.

In the event of a merger, reorganization, or other corporate action involving a Magnificent Seven Company, the Fund will treat the surviving or successor entity as the applicable Magnificent Seven Company, provided that the successor entity (i) is publicly listed on a U.S. securities exchange, (ii) continues to operate substantially the same core business lines as the predecessor company, and (iii) has a market capitalization at the time of the corporate action that would place it among the largest U.S.-listed companies. If a Magnificent Seven Company ceases to exist and no successor entity satisfies all three criteria, the Fund will remove that company from the basket and reallocate its weight among the remaining Magnificent Seven Companies.

The Fund obtains economic exposure to the Magnificent Seven Companies through a combination of direct investment in common stock and the use of total return swap agreements and other derivatives (including forward contracts). For each Magnificent Seven Company, the Fund generally expects to allocate its target market capitalization-weighted exposure between direct equity investment and swap agreements such that the combined position, common stock plus the economic exposure provided by the swap, equals the company's target weight in the portfolio. This structure is designed to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code (the "Diversification Requirement"), which impose limits on the percentage of assets that may be invested in the securities of a single issuer. By splitting each position between common stock and swap agreements, the Fund seeks to achieve the full market capitalization-weighted exposure to each Magnificent Seven Company while satisfying the Diversification Requirement across the portfolio. Both common stock and derivatives are integral, structural components of the Fund's investment strategy for each position. The Adviser also considers the following factors in determining the specific allocation between common stock and derivatives for each position: relative cost efficiency and execution quality; available liquidity in the underlying securities; the Fund's available cash position and collateral requirements; portfolio rebalancing needs arising from market movements, creation and redemption activity, or changes in the relative market capitalizations of the Magnificent Seven Companies; and counterparty credit quality and the availability of acceptable swap terms. The Fund may also use derivatives to manage cash flows, facilitate portfolio rebalancing, and maintain exposure during periods of inflows and outflows. The Fund's use of derivatives may result in the Fund having economic exposure to the Magnificent Seven Companies that exceeds the Fund's net assets. For purposes of the Fund's 80% investment policy, the Fund will include derivatives positions that provide investment exposure to the Magnificent Seven Companies (valued based on the derivatives' market values or notional amounts, as applicable).

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration and Single Issuer Risk.
The Fund will concentrate its investments in the Magnificent Seven companies (concentrated in technology and technology-enabled industries) and will hold a large percentage of its assets in a small number of issuers including, at times, a significant position in a single issuer. As a result, the Fund's performance may be more volatile than a diversified fund and may be materially affected by adverse developments affecting any Magnificent Seven Company, including earnings disappointments, product setbacks, regulatory actions, litigation, reputational events, or changes in competitive position.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Derivatives and Counterparty Risk.
The Fund may use derivatives, including swap agreements and/or forward contracts, to obtain exposure to one or more Magnificent Seven Companies or to manage cash flows or facilitate portfolio transitions. Derivatives may be more sensitive to changes in the value of the referenced security and may be difficult to price, value, or unwind. The Fund's use of derivatives may not achieve the intended exposure and may result in losses greater than the amount invested. Swap agreements and other OTC derivatives are subject to counterparty risk, including the risk that a counterparty may fail to perform its obligations, become insolvent, or be unable to meet margin or collateral requirements, which could cause the Fund to lose money and experience delays in recovering collateral.

Mega Capitalization Growth and Valuation Sensitivity Risk.
Magnificent Seven Companies trade at valuation multiples that reflect high expectations for revenue growth, margin expansion, and continued innovation leadership. If growth slows, costs rise, or market sentiment shifts, these stocks may reprice sharply. Because mega capitalization technology companies can be particularly sensitive to interest rates, inflation expectations, and risk appetite, changes in macro conditions can increase drawdowns even when business fundamentals remain strong.

Technology Platform, Ecosystem, and Competitive Disruption Risk.
Magnificent Seven Companies rely on large scale platforms and ecosystems spanning hardware, software, cloud services, digital advertising, e-commerce, and subscription businesses. Platform changes, shifts in consumer behavior, competition from emerging technologies, loss of distribution advantages, or disruption from new AI first products can reduce user engagement and monetization. Rapid innovation cycles can also require sustained investment that pressures margins and increases execution risk.

Regulatory, Antitrust, and Political Scrutiny Risk.
Magnificent Seven Companies face heightened regulatory and political scrutiny in areas such as antitrust, digital advertising, app store policies, content moderation, consumer protection, labor practices, and cross border data flows. Investigations, enforcement actions, structural remedies, fines, mandated changes to business practices, or limits on acquisitions can reduce profitability and constrain growth, and different regulatory regimes across jurisdictions can increase compliance costs and complexity.

Data Privacy, Cybersecurity, and Trust Risk.
Magnificent Seven Companies process large volumes of sensitive user data and operate mission critical digital infrastructure. Cybersecurity incidents, data breaches, outages, or failures in privacy controls can trigger regulatory penalties, litigation, remediation costs, reputational damage, and customer churn. Increased security and compliance spending may also reduce margins.

AI and Compute Cycle Risk.
Several Magnificent Seven Companies are meaningfully exposed to artificial intelligence adoption and the associated data center and compute buildout. Demand for GPUs, cloud capacity, and AI-enabled services can be cyclical and sensitive to enterprise budgets, model performance, and competitive dynamics. Overinvestment, supply constraints, export controls, or shifts in AI architecture and open source alternatives can pressure revenue growth, margins, and capital intensity.

Supply Chain, Manufacturing, and Hardware Execution Risk.
Magnificent Seven Companies depend on complex global supply chains for semiconductors, components, and contract manufacturing. Disruptions, quality issues, capacity constraints, geopolitical events, or changes in trade policy can delay product launches, increase costs, and reduce availability. Reliance on a small number of critical suppliers or manufacturing partners may amplify these risks.

Capitalization Risk.
The Fund invests primarily in mega capitalization companies. Mega capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale. Their large index-like ownership and heavy presence in passive and derivative markets can also contribute to crowded positioning and sharper moves during risk off periods, which can cause them to lag during periods when smaller competitors outperform.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Natural Gas Power & Turbines ETF

Investment Objective

The Corgi Natural Gas Power & Turbines ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, deployment, and servicing of natural gas based power generation and enabling infrastructure used to provide reliable electricity, grid stability, and flexible generation. For purposes of this policy, the Fund considers the following activities: gas turbines and turbine components, combined cycle systems, generators and controls, compressors and rotating equipment, plant engineering and maintenance services, emissions and efficiency technologies, natural gas supply chain equipment that supports power generation, and related industrial and utility platforms that expand, upgrade, and operate gas fired generation assets across baseload, peaking, and backup applications.

The Fund invests primarily in the common stock of companies that are materially involved in the natural gas power generation and turbine ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the natural gas power and turbines industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Utility Spending, Project Timing, and Backlog Risk.
Demand for gas-fired generation equipment and related services depends on utility and independent power producer capital spending, load growth expectations, permitting and interconnection timelines, and large project schedules. Delays, cancellations, financing constraints, or changes in procurement plans can reduce order activity, delay backlog conversion, and adversely affect revenues and profitability for equipment manufacturers and service providers.

Data Center and Power-Intensive Computing Load Growth Risk.
To the extent demand for gas-fired generation equipment and related services is influenced by expected load growth from data centers and other power-intensive computing infrastructure (including AI-related workloads), such expectations may prove inaccurate. Data center development may be delayed or reduced due to permitting constraints, interconnection delays, local opposition, changes in technology that reduce energy intensity, higher power prices, cooling or water constraints, financing conditions, or shifts in where facilities are located. If projected load growth does not materialize, demand for new generation capacity, upgrades, and related equipment and services may be lower than anticipated, which could adversely affect issuers in which the Fund invests.

Natural Gas Price and Fuel Supply Risk.
Gas fired power economics depend on fuel availability and fuel prices that can be volatile due to weather, storage dynamics, infrastructure constraints, and global demand. Higher or unstable fuel costs can reduce dispatch, delay new builds, and pressure margins for plant operators and equipment suppliers.

Decarbonization Policy and Energy Transition Risk.
Changes in climate policy, emissions rules, carbon pricing, and permitting standards can affect the long-term role of gas generation. Accelerated adoption of alternative generation or restrictive policies can reduce investment in gas plants and related equipment.

Regulatory, Permitting, and Environmental Compliance Risk.
Natural gas generation is subject to extensive environmental and safety regulation, including air emissions limits (such as NOx), greenhouse gas requirements, monitoring and reporting obligations, and siting and permitting standards. Changes in regulations, permitting delays, litigation, or the need for additional controls or retrofits may increase costs, delay projects, reduce plant utilization, or limit the development and operation of gas-fired generation assets.

Equipment Reliability, Warranty, and Service Execution Risk.
Turbines and power plants are complex assets with high performance requirements. Failures, forced outages, or service delays can lead to warranty claims, penalties, and reputational harm. Providers may face cost overruns and scheduling risk on major maintenance and retrofit programs. Certain companies may also perform or subcontract field installation, maintenance, and overhaul work in hazardous environments, which may increase exposure to workplace injuries, labor availability constraints, higher insurance and compliance costs, project delays, and related claims or liabilities. In addition, customer and project contracts may include warranties, service-level commitments, liquidated damages, or indemnification obligations, and disputes or claims under such provisions could result in significant costs, litigation, or contract terminations.

Supply Chain and Long Lead-Time Manufacturing Risk.
Gas turbines and related power generation equipment often require specialized components, skilled labor, and long manufacturing lead times. Capacity constraints, quality issues, shortages of critical parts, supplier disruptions, or transportation delays can extend delivery schedules, increase costs, and reduce the ability of manufacturers and service providers to meet customer requirements and contractual timelines.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the
Fund
are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi NYC Based ETF

Investment Objective

The Corgi NYC Based ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.20%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$66

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under
ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the business activities of companies that are headquartered in, or maintain substantial operations in, New York City. For purposes of this policy, the Fund considers the following activities: firms across financial services, insurance, asset management, media and communications, technology and data services, consumer and retail brands, real estate and infrastructure, healthcare, and professional services that benefit from NYC's capital markets, talent base, and global commercial networks. For purposes of the Fund’s 80% investment policy, “New York City” refers to the five boroughs of New York City (Manhattan, Brooklyn, Queens, The Bronx, and Staten Island). The Adviser generally expects that a company has "substantial operations" in the region if it has a principal executive office in the region or, based on available disclosures and third-party data, maintains a significant employee base or material operating facilities (such as major offices, studios, trading or operational hubs, distribution centers, or other key business operations) in the region; The Adviser determines a company’s primary operating footprint based on publicly available information, including SEC filings (such as 10-Ks and proxy statements), corporate websites, press releases, commercial real estate and employment databases, and third-party data providers. Where such data are incomplete or not consistently reported, the Adviser will rely on the most recent publicly available information to make this determination.

The Fund invests primarily in the common stock of companies that are materially involved in New York City operating and business ecosystem. The Fund considers a company "materially involved" if, as determined by the Adviser, the company is headquartered in or maintains substantial operations in New York City, including companies with significant regional employee bases, operational hubs, or other material business lines in the region. Such activities may include financial services, payments and exchanges, insurance and asset management, media and information services, enterprise technology, consumer brands and retail operations, real estate and infrastructure related services, and professional service platforms that support commerce, investing, and global business activity centered in the NYC area.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies, that are listed on U.S. securities exchanges. Because the Fund’s theme is defined by a U.S. geographic region, the Fund expects that substantially all of its investments will be in U.S.-domiciled companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in New York City focused companies or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Regional Concentration and Local Economic Risk.
The Fund is exposed to companies whose revenues, operating results, and valuations may be sensitive to economic and demographic conditions in New York City. Such companies may be affected by changes in regional employment levels, office utilization and return-to-office trends, commuter patterns, tourism activity, and the health of local industries. Shifts in business activity or local demand may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.

Catastrophe, Terrorism, Public Safety, and Infrastructure Disruption Risk.
The Fund is exposed to the risk that catastrophic events or disruptions in New York City, such as terrorism, natural disasters, severe weather events (including coastal storms and flooding), public health events, civil unrest, power outages, transportation disruptions, or other events affecting public safety or critical infrastructure, may adversely affect business activity, tourism, commuting patterns, and the operations of companies with significant exposure to the region. Such events may reduce revenues, disrupt operations, increase costs (including security and insurance costs), and negatively affect the valuations of issuers held by the Fund.

Financial Sector Risk.
The Fund is exposed to New York City's significant concentration in financial services and capital markets-related activities. Companies in the financial sector and companies that provide services to the finance and investing ecosystem may be sensitive to changes in interest rates, credit availability, loan performance, market liquidity, asset valuations, and regulatory developments. Periods of market volatility, reduced capital markets issuance or deal activity, widening credit spreads, or declines in asset values may disproportionately affect such issuers held by the Fund, which could negatively affect the Fund's performance.

Regulatory and Tax Risk.
The Fund is subject to risks arising from changes in city and state tax policies, labor requirements, and industry-specific regulations affecting companies with meaningful operations in New York City. Increases in taxes, changes in labor rules, or new regulatory requirements may raise operating costs, reduce profitability, or influence corporate decisions regarding staffing levels or business location for issuers held by the Fund. Such developments may adversely affect issuers held by the Fund and, as a result, may negatively affect the Fund's performance.

Cost of Doing Business and Business Relocation Risk.
Companies with meaningful exposure to New York City may face higher operating costs than companies located elsewhere, including costs associated with real estate, wages, taxes, regulatory compliance, insurance, and security. If costs rise or business conditions deteriorate, companies may reduce their regional footprints, relocate headquarters or key functions, shift employment to other regions, or change remote work policies, which may reduce their economic exposure to the region and adversely affect the Fund's ability to maintain exposure consistent with its investment theme. Such changes may also negatively affect revenues and valuations of issuers held by the Fund.

Geographic Classification Risk.
The Fund depends on the Adviser's ability to classify companies based on whether they are headquartered in, or have substantial operations in, New York City. Publicly available information regarding a company's headquarters location, employee base, or operating footprint may be incomplete, outdated, or difficult to interpret consistently across issuers. Companies may relocate headquarters, modify office footprints, change remote-work policies, or shift the location of key personnel or facilities over time, which may require the Adviser to reclassify issuers or adjust the Fund's holdings. These factors may affect the Fund's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which could negatively affect the Fund's performance.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Ports, Rail & Freight ETF

Investment Objective

The Corgi Ports, Rail & Freight ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, operation, and enablement of freight transportation and logistics infrastructure used to move goods across domestic and international supply chains. For purposes of this policy, the Fund considers the following activities: port and terminal operators, railroads and intermodal networks, trucking and freight services, ocean shipping and container liner operators (including container vessel owners and operators), air cargo carriers and air freight services (including express and integrated logistics providers), logistics and freight forwarding platforms, warehouse and yard operations tied to freight flows, equipment and container handling providers, rail and port technology, and related infrastructure that supports capacity, reliability, and efficient movement of cargo across global trade and inland distribution routes.

The Fund invests primarily in the common stock of companies that are materially involved in the ports, rail, and freight logistics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the ports, rail, and freight industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Trade and Economic Cyclicality Risk.
Freight volumes are sensitive to industrial production, consumer demand, inventory cycles, and global trade conditions. Economic slowdowns, reduced imports and exports, or shifts in sourcing can reduce volumes and pricing, pressuring margins for carriers and infrastructure operators.

Fuel and Energy Price Risk.
Freight transportation and logistics businesses may be sensitive to fuel and energy prices. Rapid changes in diesel, jet fuel, bunker fuel, natural gas, or electricity prices can increase operating costs, reduce demand, and compress margins, particularly where fuel surcharges lag cost changes or cannot be fully passed through to customers.

Trade Policy, Tariffs, and Geopolitical Disruption Risk.
Freight volumes, routes, and pricing may be materially affected by changes in trade policy, tariffs, sanctions, export controls, and geopolitical events. Such developments may reduce cross-border flows, disrupt shipping lanes and port activity, change sourcing patterns, and increase compliance and operating costs for freight and logistics companies.

Ocean Freight and Air Cargo Market Risk.
Ocean shipping and air cargo markets can experience significant volatility in freight rates, capacity availability, and demand. Rates and volumes may be affected by supply chain disruptions, port congestion, vessel capacity additions or reductions, route changes, fuel costs, and disruptions to major trade lanes or air corridors. Ocean and air cargo operators may also face elevated operating leverage and fixed costs, which can amplify the impact of volume declines or pricing pressure on profitability.

Labor, Capacity, and Disruption Risk.
Ports, rail networks, and trucking are exposed to labor negotiations, strikes, staffing shortages, and congestion. Disruptions can reduce throughput, increase costs, and create service failures that impact profitability and customer relationships.

Regulatory, Safety, and Environmental Risk.
Freight infrastructure is subject to safety regulation, emissions standards, and environmental permitting. New rules or enforcement actions can increase compliance costs, require capital investment, or constrain operations and expansion.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Quantum Computing ETF

Investment Objective

The Corgi Quantum Computing ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the research, development, manufacturing, and commercialization of quantum computing and quantum-enabled technologies, along with security solutions designed to protect data and communications against future quantum capabilities. For purposes of this policy, the Fund considers the following activities: quantum hardware and components, control electronics, cryogenic and photonic systems, quantum software and algorithms, quantum networking and sensing, and post-quantum cryptography, key management, and secure communications technologies that support quantum ready security across enterprise, government, and critical infrastructure environments.

The Fund invests primarily in the common stock of companies that are materially involved in the quantum computing
and quantum ready security ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the quantum computing and post-quantum security industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Commercialization Timeline and Technical Uncertainty Risk.
Quantum computing may face long development timelines, performance hurdles, and uncertain paths to practical advantage. Companies may incur significant expenses without achieving commercially viable products, which can lead to volatility and underperformance.

High Research Spending and Capital Needs Risk.
Many quantum focused companies require sustained investment in research, specialized equipment, and talent. If funding conditions tighten, firms may need to raise capital on unfavorable terms, reduce development efforts, or delay commercialization plans.

Energy Consumption and Operating Cost Risk.
Certain quantum computing architectures and enabling infrastructure, including cryogenic systems and specialized facilities, may require significant electricity usage, cooling, and other operational inputs. Higher energy prices, constraints on power availability, facility and data center capacity limitations, and increased operating costs may reduce demand for certain solutions, compress margins, delay deployments, or increase capital requirements for companies in which the Fund invests.

Standards, Migration, and Adoption Risk.
Post quantum security adoption depends on evolving standards, customer migration budgets, and technology readiness. Enterprises and governments may delay upgrades, choose alternative approaches, or adopt competing standards, reducing demand for certain products and services.

Cybersecurity, Data Breach, and Targeting Risk.
Companies involved in quantum computing, quantum cloud access, secure communications, and post-quantum security may be attractive targets for cyberattacks, theft of intellectual property, or other malicious activity. Security incidents, outages, or compromises of a company's systems or products, including software vulnerabilities or supply chain attacks, may lead to loss of customer trust, reduced demand, regulatory investigations, litigation, contractual claims (including warranty or indemnification claims), remediation costs, and reputational harm, any of which may adversely affect the value of the Fund's investments.

Rapid Technological Change and Competition Risk.
Quantum computing and post-quantum security technologies are evolving rapidly and are subject to intense competition. A company's products or services may become obsolete, fail to achieve expected performance, or be displaced by competing architectures, alternative security approaches, or new standards. Competitive pressures, interoperability requirements, and the pace of innovation may reduce margins, limit market share, or require substantial ongoing investment, which could adversely affect the value of the Fund's investments.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are
Isaac
Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Robots & Humanoids ETF

Investment Objective

The Corgi Robots & Humanoids ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, manufacturing, deployment, and operation of robotics and embodied AI systems that automate physical tasks across industrial, logistics, healthcare, consumer, agriculture, and service environments. For purposes of this policy, the Fund considers the following activities: industrial robots, collaborative robots, mobile robots, warehouse automation, drones and autonomous systems, sensors and vision, actuators and motion control, embedded compute, robotics software and autonomy stacks, simulation and digital workflow tools, and integrators and services that enable adoption and lifecycle support across the robotics value chain.

The Fund invests primarily in the common stock of companies that are materially involved in the robotics and humanoids systems ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the robotics and embodied AI industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Adoption, Integration, and Return on Investment Risk.
Robotics deployments can require complex integration, process redesign, and upfront capital. If customers delay purchases, fail to achieve expected productivity gains, or face implementation challenges, demand for robotics products and services may decline.

Safety, Reliability, and Liability Risk.
Robots and autonomous systems can cause injury, property damage, or operational disruption if they fail or behave unexpectedly. Accidents, recalls, and regulatory actions can increase costs, reduce customer adoption, and lead to litigation and reputational harm.

Component Supply and Manufacturing Risk.
Robotics systems depend on specialized components and manufacturing capacity. Supply constraints, quality issues, and cost increases for key parts can delay deliveries, reduce margins, and impair the ability to scale production.

Regulatory and Government Policy Risk.
Robotics, autonomous systems (including drones), and artificial intelligence technologies may be affected by evolving laws, regulations, and government policies related to safety standards, certification, labor and workplace rules, data protection, procurement requirements, and restrictions on the development, use, or export of advanced technologies. Regulatory changes or government actions may increase compliance costs, limit markets, delay deployments, or reduce demand for certain products and services, which could adversely affect the Fund's investments.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Shipping & Global Logistics ETF

Investment Objective

The Corgi Shipping & Global Logistics ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the ownership, operation, and enablement of global shipping and logistics networks that transport goods across oceans, ports, and multimodal routes. For purposes of this policy, the Fund considers the following activities: ocean carriers, container and leasing platforms, shipbuilders and marine equipment suppliers, port and terminal services tied to ocean freight, freight forwarding and logistics providers, and technology and services that support routing, tracking, customs, and capacity management for global trade and supply chain execution.

The Fund invests primarily in the common stock of companies that are materially involved in the global shipping and logistics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the global shipping and logistics industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Freight Rate and Capacity Volatility Risk.
Ocean freight pricing can be highly volatile due to demand cycles, capacity additions, fleet utilization, and disruptions. Sudden declines in rates can materially reduce profitability for carriers and related service providers.

Global Trade and Demand Risk.
Demand for global shipping and logistics services is closely tied to international trade and overall economic activity. Tariffs or retaliatory trade measures may reduce trade volumes, change shipping lanes, alter cargo mix, and increase administrative and compliance burdens, which may reduce demand for ocean freight, forwarding, and port services. In addition, changes in customs rules or enforcement may increase delays and costs for logistics providers and their customers. Changes in global economic growth, consumer demand, inventory cycles, manufacturing activity, trade disputes, tariffs, sanctions, reshoring, or supply chain reconfiguration may reduce shipping volumes and logistics demand, which could adversely affect the revenues and profitability of companies held by the Fund.

Maritime Casualty and Environmental Liability Risk.
Shipping and marine operations involve risks of accidents and casualties, including collisions, groundings, fires, mechanical failures, cargo loss, and spills. Such events may result in substantial repair costs, environmental liabilities, business interruptions, increased insurance costs, regulatory penalties, and reputational harm, which could adversely affect the value of the Fund's investments.

Geopolitical and Route Disruption Risk.
Conflicts, sanctions, piracy, canal restrictions, and port congestion can disrupt shipping routes and schedules. Re-routing can increase fuel usage and costs, reduce capacity, and increase insurance and security expenses.

Environmental Regulation and Fleet Compliance Risk.
Shipping faces tightening emissions standards and potential requirements for new fuels and vessel upgrades. Compliance can require significant capital investment, and uncertainty about future fuel and technology choices can create stranded asset risk.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Sports Betting & Gambling ETF

Investment Objective

The Corgi Sports Betting & Gambling ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the operation and enablement of sports betting and broader gambling markets across online and retail channels. For purposes of this policy, the Fund considers the following activities: sportsbook operators, casino operators, iGaming and interactive gaming platforms, lottery and pari mutuel wagering exposure, gaming and betting technology and platform providers, risk management and integrity services, odds and data services, media and affiliate marketing channels tied to wagering and gaming, payments and identity tools used in regulated gambling, geolocation and compliance tools, and technology, media, and service providers that are critical to the sports betting and gambling industry, including wagering platforms, data infrastructure, customer acquisition, and regulatory compliance.

The Fund invests primarily in the common stock of companies that are materially involved in the sports betting and gambling ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the sports betting and gambling industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Regulatory and Legalization Risk.
Sports betting and gambling are regulated at the jurisdiction level and rules can change regarding licensing, tax rates and fees, advertising and promotional practices, consumer protection and responsible gaming requirements, data and integrity obligations, and permissible wagering and gaming products. Slower legalization or expansion of sports betting, iGaming, and other regulated gambling formats, more restrictive regulation, heightened enforcement, or increased tax burdens can reduce growth, raise compliance costs, and pressure profitability across the Fund's holdings.

Customer Acquisition Cost and Competitive Pressure Risk.
The sector is highly competitive and often relies on promotions and marketing to acquire users. Rising promotional intensity can compress margins, and smaller operators may be unable to compete with well capitalized rivals.

Technology, Cybersecurity, and Service Disruption Risk.
Many companies in the sports betting and gambling industry rely on online platforms, third-party data feeds, and technology systems to accept wagers, process payments, manage risk, and comply with regulatory requirements. Cybersecurity incidents, fraud, outages, software errors, or disruptions to data, geolocation, identity verification, or payments services could impair operations, result in liability or regulatory scrutiny, increase costs, and reduce consumer activity, which could cause the value of the Fund's investments to decline.

Data Privacy and Sensitive Information Risk.
Sports betting and gambling operators and their service providers may collect, process, and store sensitive consumer information, including identity verification data, geolocation information, payment and financial information, and behavioral or wagering activity. These companies may be subject to evolving privacy, data protection, and consumer protection requirements across jurisdictions. Failures to comply with such requirements, improper data sharing, data misuse, or security incidents involving sensitive information may result in regulatory investigations, fines, litigation, remediation costs, restrictions on product offerings, reputational harm, and loss of customer trust, any of which may adversely affect the value of the Fund's investments.

Payments, Fraud, and Financial Crime Compliance Risk.
Online wagering and gaming platforms rely on payment processing, banking relationships, and fraud prevention systems, and may face risks relating to chargebacks, payment network rules, account takeover, identity fraud, money laundering, or other illicit activity. Failures of controls or adverse actions by payment processors, banks, card networks, or regulators may increase costs, result in fines or litigation, restrict the ability to accept payments, or reduce customer activity, which could negatively affect issuers held by the Fund.

Responsible Gaming, Litigation, and Reputation Risk.
Concerns about gambling harm, advertising practices, and integrity can lead to stricter rules, fines, lawsuits, and reputational damage. Adverse events may reduce consumer participation and increase compliance costs.

Consumer Discretionary Spending and Economic Sensitivity Risk.
Demand for sports betting, casino gaming, and related entertainment may be sensitive to economic conditions, interest rates, inflation, and changes in consumer discretionary spending. During economic downturns or periods of reduced consumer confidence, wagering and gaming activity may decline, which could adversely affect the revenues and profitability of companies held by the Fund.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony
Crinieri
, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Travel & Leisure ETF

Investment Objective

The Corgi Travel & Leisure ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the products, services, and platforms that enable consumer travel and leisure spending across leisure and business travel categories. For purposes of this policy, the Fund considers the following activities: airlines and air services, lodging and vacation rentals, cruises, online travel agencies and booking platforms, travel payments and loyalty programs, ground transportation and mobility services, and technology and service providers that are critical to the travel and leisure industry, supporting search, booking, fulfillment, and customer experience across global travel flows.

The Fund invests primarily in the common stock of companies that are materially involved in the travel and leisure ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the travel and leisure industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Travel Demand Cyclicality Risk.
Travel and leisure spending can decline sharply during recessions, consumer confidence drops, higher interest rates, or corporate travel reductions. High fixed cost models can amplify earnings volatility for airlines, hotels, cruise operators, and other travel providers.

Public Health and Safety Event Risk.
Pandemics, disease outbreaks, geopolitical instability, terrorism, extreme weather, and other safety concerns can reduce travel demand, lead to capacity restrictions, and increase operating costs. Rapid changes in travel advisories, insurance availability, and border or entry policies can disrupt planning and revenue.

Fuel, Labor, and Operating Cost Risk.
Many travel and leisure businesses are exposed to fuel prices, labor costs, and supply constraints. Cost inflation can reduce profitability, particularly when pricing power is limited by competitive conditions or demand softness.

Cruise and Tour Operator Industry Risk.
Cruise lines and tour operators may be affected by public health and safety events, extreme weather, fuel costs, itinerary disruptions, port access limitations, environmental regulation, and reputational harm. These companies often have high fixed costs and significant capital needs, which can amplify earnings volatility and may cause their securities to decline in value.

Seasonality and Discretionary Spending Risk.
Many travel and leisure companies experience seasonal demand patterns and rely on discretionary consumer spending. Shifts in holiday timing, weather, or consumer preferences can create uneven revenue and cash flow and may pressure margins during off peak periods.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony
Crinieri
, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi U.S. War Machine ETF

Investment Objective

The Corgi U.S. War Machine ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of U.S. companies materially involved in the development, manufacturing, provision, and operation of products, services, and infrastructure that may benefit from periods of heightened geopolitical conflict, increased defense and national security spending, and U.S. energy security, including oil and gas production, infrastructure, and services that the Adviser believes are integral to the U.S. defense industrial base and national security posture, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: defense contractors and suppliers, aerospace and weapons systems platforms, intelligence and mission software, secure communications, surveillance and sensing, cybersecurity, military logistics and sustainment, and oil and gas producers, refiners, midstream and storage operators, and oilfield services that support energy supply and energy security when global conditions tighten.

The Fund invests primarily in the common stock of companies that are materially involved in defense, war related spending, and oil and gas ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies and private investments aligned with these areas, subject to the Fund's liquidity and investment limits.

The Fund’s investable universe generally consists of equity securities of U.S. companies of any market capitalization, including large-, mid-, small-, and micro-cap companies.

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.

The Fund will concentrate its investments in the defense and aerospace industries and oil and gas industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.

The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.

Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Conflict and Spending Cycle Risk.

The Fund's theme may be affected by changes in geopolitical conditions and the pace and composition of defense and security spending. Increased conflict or heightened tensions may increase demand for certain defense and security goods and services, while de-escalation, ceasefires, shifts in threat priorities, or changes in procurement focus can reduce demand, backlog visibility, and valuations.

Government Contract and Program Concentration Risk.

Defense oriented companies may depend on a limited number of large government customers, contract awards, and multi year programs. Budget negotiations, procurement delays, program cancellations, contract disputes, performance issues, and changes in payment timing can create revenue volatility, margin pressure, and working capital strain.

Export Controls, Sanctions, and Defense Industry Regulation Risk.

Defense- and national security-related companies may be subject to extensive regulation and oversight, including export controls, licensing requirements, sanctions, and restrictions on sales to certain countries, entities, or end users. Changes in laws, regulations, or enforcement priorities may limit a company's ability to sell products or services, delay deliveries, increase compliance costs, or result in penalties or reputational harm, which could adversely affect the value of the Fund's investments.

Reputational and Controversy Risk.

Defense, national security, and fossil fuel related businesses may be subject to heightened public scrutiny, activism, and reputational risk, including in connection with how products are used in conflicts, customer selection, human rights considerations, or environmental impacts. Adverse publicity, consumer or employee backlash, litigation, or restrictions by business partners, lenders, or investors may reduce demand, increase costs, limit access to capital or insurance, or pressure valuations of companies held by the Fund.

Cybersecurity and Information Security Risk.

Companies involved in secure communications, intelligence, surveillance, sensing, mission software, cybersecurity, and other defense- and security-related technologies may be exposed to heightened cybersecurity and information security risks. Cyber incidents, data breaches, supply chain compromises, or system failures could disrupt operations, result in liability or loss of contracts, increase remediation costs, and damage reputations, which could cause the value of the Fund's investments to decline.

Critical Infrastructure Disruption and Catastrophe Risk.

Companies in which the Fund may invest may own, operate, or depend on critical infrastructure such as refineries, pipelines, storage terminals, liquefied natural gas facilities, ports, and industrial or defense production sites. These assets may be exposed to operational failures, accidents, fires, explosions, weather-related events, or other catastrophic events, as well as physical sabotage or attacks. Such events may cause business interruptions, supply disruptions, loss of production, contractual penalties, increased insurance and security costs, environmental liabilities, and significant capital expenditures, any of which may adversely affect the value of the Fund's investments.

Oil and Gas Price and Margin Volatility Risk.

Oil and gas companies may be sensitive to commodity price changes, supply disruptions, production decisions, refinery margins, transportation constraints, and inventory dynamics. Periods of declining prices or narrowing margins can reduce cash flows and investment activity, while regulatory and environmental incidents can increase costs and liabilities.

Energy Transition and Environmental Regulation Risk.

Oil and gas companies may be affected by environmental and climate-related regulation, emissions limits, permitting requirements, litigation, and changes in consumer and investor preferences. These factors may increase costs, restrict operations, reduce demand for fossil fuels, or result in stranded assets, which could adversely affect the value of the Fund's investments.

Capitalization Risk.

The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

SPV and Private Investment Risk.

The Fund may gain exposure through special purpose vehicles, which can be less transparent, more thinly traded, and more volatile than operating companies. These structures may involve conflicts of interest, additional fees, dilution from sponsor promotions and warrants, deal deadline pressure that can lead to weaker transactions or liquidation, valuation uncertainty, and limits on liquidity or transfers, any of which can increase losses or make it difficult to exit at a favorable price.

Liquidity and Valuation Risk.

Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.

Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Non-Diversified Fund Risk.

As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.

Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.

The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.

The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.

The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented . After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser
to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Buy Now Pay Later ETF

Investment Objective

The Corgi Buy Now Pay Later ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the platforms and enabling infrastructure that support installment payments, point of sale financing, and alternative consumer credit solutions offered at checkout and through digital wallets, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: buy now, pay later (BNPL) providers, merchant enablement and checkout software, underwriting and credit analytics, identity and fraud tools, payments processing, e-commerce platforms with material installment payment exposure, and funding and servicing partners that support installment-based consumer purchasing across retail categories.

The Fund invests primarily in the common stock of companies that are materially involved in buy now pay later and point of sale financing ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the buy now pay later industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Credit Loss and Underwriting Risk.
Buy now, Pay later (BNPL) and installment products are exposed to consumer default risk, fraud, and underwriting errors. Higher delinquencies can increase provisions, reduce profitability, and lead to tighter credit standards that slow growth. To the extent providers expand into or have greater exposure to lower credit quality consumers or higher risk segments, delinquency and loss rates may increase materially, especially during periods of economic stress, which could adversely affect earnings and valuations.

Cybersecurity, Data Privacy, and Fraud Risk.
Companies in the buy now, pay later (BNPL) and point of sale financing ecosystem rely on digital platforms and collect, store, and process sensitive consumer, identity, transaction, and behavioral data. These companies may be targets of cybersecurity incidents, account takeovers, payment fraud, credential theft, synthetic identity fraud, or service disruptions, including through third party vendors and payment partners. Security breaches or privacy failures may result in financial losses, increased chargebacks and fraud expenses, regulatory investigations, litigation, remediation costs, operational downtime, and loss of consumer and merchant trust, any of which could adversely affect revenues, profitability, and the value of the Fund's investments.

Competition and Margin Pressure Risk.
The buy now, pay later (BNPL) and point of sale financing industry is highly competitive and may be subject to pricing pressure, promotional subsidies, and changes in merchant economics. Increased competition from banks, card networks, fintechs, and large technology platforms may reduce take rates, increase customer and merchant acquisition costs, and compress margins, which could adversely affect the value of the Fund's investments.

Funding, Interest Rate, and Liquidity Risk.
Many buy now, pay later (BNPL) models rely on access to capital markets, bank partnerships, or securitization funding. Rising interest rates, wider credit spreads, or reduced liquidity can increase funding costs and compress unit economics.

Bank Partnership and Counterparty Risk.
Many companies in the buy now, pay later (BNPL) and point of sale financing ecosystem rely on bank partners, payment processors, networks, and other counterparties to originate, fund, process, or settle transactions. Termination, non-renewal, or adverse changes in the terms of these relationships, or counterparty financial distress or operational failures, could disrupt operations, increase costs, reduce product availability, or result in losses.

Regulatory and Consumer Protection Risk.
Installment credit is subject to evolving consumer protection, disclosure, and lending rules. New regulation, enforcement actions, or restrictions on fees and underwriting practices can increase compliance costs and limit product offerings.

Reputational and Consumer Trust Risk.
Buy now, pay later (BNPL) and other installment payment products may be subject to heightened public scrutiny regarding consumer affordability, transparency of terms, marketing practices, data use, and collections or servicing practices. Negative publicity, advocacy campaigns, social media backlash, or highly publicized customer harm events may reduce adoption, increase customer churn, limit merchant partnerships, increase regulatory and compliance burdens, or require changes to product features and pricing, which could adversely affect issuers held by the Fund.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett,
Anthony
Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Space & Satellite Communications ETF

Investment Objective

The Corgi Space & Satellite Communications ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of space-based systems and satellite communications infrastructure used for connectivity, sensing, navigation, and data services, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Fund’s 15% illiquid investment limit. For purposes of this policy, the Fund considers the following activities: satellite operators, launch and space transport providers, satellite manufacturing and components, ground stations and network equipment, space-based broadband and backhaul, Earth observation and geospatial data platforms, navigation and timing services, and enabling software, payload, and communications technologies that support reliable, scalable space-enabled services for commercial, government, and defense adjacent applications.

The Fund invests primarily in the common stock of companies that are materially involved in the space and satellite communications ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies aligned with these areas, subject to the Fund's liquidity and investment limits.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the space and satellite communications industry or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Launch, Deployment, and Mission Failure Risk.
Space systems face risks of launch failure, satellite deployment anomalies, and on orbit malfunction. A single failure can result in significant losses, service interruptions, higher insurance costs, and reduced customer confidence.

Capital Intensity and Long Payback Risk.
Space projects often require large upfront investment with long development and revenue cycles. Delays in manufacturing, launch schedules, or customer adoption can impair returns and require additional financing.

Spectrum, Licensing, and Regulatory Risk.
Satellite communications depend on spectrum rights, international coordination, licensing, and compliance with space and telecom rules. Changes in regulation, interference disputes, or loss of licenses can limit operations and reduce expected revenues.

Space Environment and Debris Risk.
Space-based operations may be affected by the space environment, including radiation, solar activity, and increasing orbital congestion. Collisions or close-approach events involving space debris or other satellites can result in damage, service interruptions, loss of assets, increased costs, and regulatory scrutiny. Requirements related to collision avoidance and end-of-life disposal may increase operating costs or limit operational flexibility.

Government Customer, Policy, and Budget Risk.
Certain companies in the Fund's theme may have significant exposure to government customers or may be affected by government policy decisions. Changes in government budgets, procurement priorities, contract awards, renewal timing, security requirements, or regulatory and policy frameworks may reduce demand or delay revenues for companies held by the Fund.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Digital Banking & Fintech Infrastructure ETF

Investment Objective

The Corgi Digital Banking & Fintech Infrastructure ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of digital banking and fintech infrastructure that the Adviser believes are positioned to benefit from the continued shift toward mobile-first banking, embedded finance, and software-driven financial infrastructure across consumer and business end markets. For purposes of this policy, the Fund considers the following activities: firms engaged in digital-first banks and banking platforms and consumer and small business financial apps and account providers, payments and money movement networks, card issuing, processing, and merchant acquiring platforms, digital wallets and point-of-sale and commerce enablement, lending and credit platforms (including installment, point-of-sale, and marketplace lending models), personal financial management tools, identity verification and onboarding, fraud prevention and risk analytics, core banking and banking-as-a-service ("BaaS") platforms, compliance and regulatory technology ("regtech"), financial crime solutions, and other fintech infrastructure and software that enables digital account origination, servicing, and financial product distribution.

The Fund invests primarily in the common stock of companies that are materially involved in the digital banking and fintech infrastructure ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the digital banking & fintech industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Digital Banking & Fintech Infrastructure Companies Risk.
Companies in the digital banking and fintech infrastructure ecosystem may be more sensitive to rapid technological change, shifting customer preferences, and competitive pressures from banks, card networks, and large technology firms. These companies may also experience higher volatility and valuation sensitivity to growth expectations.

Regulatory and Compliance Risk.
Digital banking and fintech activities are subject to extensive regulation and oversight, including consumer protection, payments, lending, money transmission, privacy, and financial crime compliance. Regulatory changes, increased supervision, or enforcement actions could increase costs, restrict business practices, or adversely affect growth and profitability. Companies may also be subject to anti-money laundering and sanctions compliance requirements, and failures in transaction monitoring, customer due diligence, or related controls may result in fines, remediation costs, restrictions on growth, loss of licenses or partners, and reputational harm.

Bank Partnership and Banking-as-a-Service ("BaaS") Risk.
Many fintech companies rely on sponsor banks and other regulated partners to originate loans, hold deposits, issue cards, or access payment rails. Changes to, disruptions of, or termination of these relationships (including due to regulatory expectations or partner risk controls) may materially harm a company's business and could negatively impact the Fund. In addition, many such companies rely on third party processors and networks to route, clear, and settle transactions. Outages, settlement failures, operational errors, pricing changes, or loss of access to these services could disrupt operations, increase costs, or result in losses or liability.

Credit and Funding Risk.
To the extent the Fund invests in companies involved in lending, credit, or financing activities, those companies may be exposed to borrower defaults, fraud, underwriting errors, and adverse economic conditions. Many such business models also depend on access to bank facilities, securitization markets, or other funding sources, and higher interest rates, wider credit spreads, or reduced liquidity may increase funding costs and compress unit economics. Changes in interest rates and yield curve dynamics may also affect origination demand, portfolio performance, and, where applicable, net interest margins and profitability.

Cybersecurity, Data Privacy, and Fraud Risk.
Digital financial services involve sensitive customer and transaction data and are frequent targets for cyberattacks, account takeover, scams, and other fraud. Security incidents, privacy compliance failures, or elevated fraud losses may cause operational disruption, reputational harm, litigation, and regulatory penalties.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony
Crinieri
, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Lithography & Semiconductor Photonics ETF

Investment Objective

The Corgi Lithography & Semiconductor Photonics ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in the development, deployment, and operation of photonics and light-based technologies, including extreme ultraviolet ("EUV") lithography and related semiconductor manufacturing and inspection tools, that the Adviser believes are positioned to benefit from increasing demand for advanced semiconductors, high-speed communications, precision sensing, and next-generation computing. For purposes of this policy, the Fund considers the following activities: firms engaged in photonics-enabled semiconductor manufacturing and inspection (including extreme ultraviolet ("EUV") lithography and related light sources, optics, masks, photoresists, metrology, and process control); lasers and laser systems used in manufacturing, materials processing, and scientific applications; optical components and subsystems such as lenses, mirrors, coatings, waveguides, modulators, and photonic integrated circuits ("PICs"); fiber-optic and optical networking equipment supporting data centers, AI infrastructure, and telecommunications, including optical communications and interconnect technologies; imaging, sensing, and lidar technologies; and enabling software, control electronics, and specialty materials used in photonics systems.

The Fund invests primarily in the common stock of companies that are materially involved in the EUV and photonics ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the EUV and photonics industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Lithography & Semiconductor Photonics Companies Risk.
Companies involved in EUV lithography and photonics may be particularly sensitive to rapid technological change, high research and development costs, and competitive pressures, which can lead to significant volatility in their stock prices.

Semiconductor Industry and Capital Spending Cycle Risk.
A significant portion of the EUV and photonics ecosystem depends on semiconductor industry demand and capital expenditures. Reductions in wafer-fab equipment spending, slower end-market demand, or inventory corrections may reduce orders, margins, and earnings for companies held by the Fund.

Customer and Supply Chain Concentration Risk.
Certain EUV and photonics markets are characterized by a limited number of customers, suppliers, and specialized component manufacturers. Order timing, qualification cycles, production constraints, or disruptions at a small number of key counterparties could materially affect revenues and operating results.

Export Controls and Geopolitical Risk.
EUV lithography, advanced semiconductors, and related photonics technologies may be subject to export controls, sanctions, and other trade restrictions. Changes in government policy or geopolitical tensions may restrict sales, limit end-market access, disrupt supply chains, or increase compliance costs.

Technology, Manufacturing, and Execution Risk.
EUV and photonics products often require highly precise manufacturing, complex integration, and long development and qualification cycles. Product defects, delays, yield challenges, reliability issues, or failures to meet performance requirements may lead to lost business, warranty costs, reputational harm, and reduced profitability.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund’s website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett,
Anthony
Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi Drones & Urban Air Mobility ETF

Investment Objective

The Corgi Drones & Urban Air Mobility ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies materially involved in drones and unmanned aircraft systems ("UAS") and urban air mobility and advanced air mobility ("UAM/AAM") technologies and services that the Adviser believes are positioned to benefit from the adoption of aerial robotics and next-generation aviation across commercial, industrial, public safety, and government and defense end markets. For purposes of this policy, the Fund considers the following activities: companies involved in (i) drone and UAM/AAM aircraft and enabling hardware, (ii) autonomy, navigation, communications, and software platforms that enable aerial operations, (iii) supporting infrastructure and operational enablement for scaled deployment (including airspace integration and unmanned traffic management ("UTM"), Remote ID and compliance tooling, vertical takeoff and landing facility (“vertiport”)s and charging or ground support infrastructure, fleet operations software, and maintenance, training, and inspection services), and (iv) aerial security, including counter-UAS, drone detection, identification, tracking, and threat mitigation solutions used by enterprises, critical infrastructure operators, and public safety agencies.

The Fund invests primarily in the common stock of companies that are materially involved in the drones and UAM/AAM ecosystem. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, strategic positioning within the relevant supply chain, growth potential, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.
The Fund will concentrate its investments in the drones and UAM/AAM industries or related industries. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.
The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.
Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Drone and Urban Air Mobility Industry and Technology Risk.
Companies in the drones, unmanned aircraft systems ("UAS"), and urban air mobility and advanced air mobility ("UAM/AAM") ecosystem may be affected by rapid technological change, evolving end-user adoption, intense competition, and the need for continued investment in research and development. The Fund's investments may also be exposed to the risk that drone, autonomy, sensing, communications, or battery technologies become outdated, are displaced by new solutions, or fail to perform as intended in real-world conditions.

Regulatory, Airspace Integration, and Data/Privacy Risk.
Drone and UAM/AAM operations are subject to complex and evolving laws, regulations, and approvals, including rules governing airspace access, safety, flight operations (including beyond visual line of sight ("BVLOS") permissions and operations in controlled airspace), remote identification, privacy, and data usage. Regulatory delays, restrictive rules, or changes in enforcement could limit growth, restrict use cases, or increase costs.

Certification, Safety, Reliability, and Systems Integrity Risk.
UAM/AAM and certain drone applications may require aircraft certification, operational approvals, and demonstrated safety and reliability. Accidents, battery incidents, software failures, navigation errors, jamming/spoofing, or perceived safety issues could result in litigation, reputational harm, product redesigns or recalls, higher insurance costs, regulatory actions, or reduced demand.

Counter-Unmanned Aircraft Systems, Government/Defense Demand, Supply Chain, and Geopolitical Risk.
Companies providing counter-unmanned aircraft systems ("counter-UAS"), surveillance, or public safety technologies may be exposed to political and regulatory scrutiny, restrictions on use, procurement delays, litigation, and reputational risks related to privacy, civil liberties, or law enforcement practices. Some portfolio companies may also depend on government customers or defense-adjacent demand, which can be impacted by budget cycles, contract delays, changing priorities, export controls, and heightened regulatory oversight. In addition, the ecosystem often relies on specialized components and global supply chains (including semiconductors, sensors, batteries, and certain critical inputs), and shortages, quality issues, sanctions, trade restrictions, or other geopolitical developments could increase costs or delay deliveries.

Capitalization Risk.
The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.
Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.
Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.
Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.
As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.
Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.
The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.
The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.
The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett,
Anthony
Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Corgi IP Licensing & Royalties ETF

Investment Objective

The Corgi IP Licensing & Royalties ETF (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares").
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(1)

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (2)	0.00%
Total Annual Fund Operating Expenses	0.35%

(1)
 Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2)
 The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$35	$115

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund ("ETF") that seeks to meet its objective by having Corgi Strategies, LLC (the "Adviser") actively manage the Fund and, under ordinary market conditions, invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of companies that derive material revenue from intellectual property ("IP") licensing, royalty streams, franchise royalties, or other IP-based monetization arrangements. For purposes of this policy, qualifying IP monetization activities include: patent licensing and royalty collection; technology licensing (including standards-essential patent licensing); software licensing; content and media licensing and royalties (including music, film, television, and publishing royalties); brand, trademark, and character licensing; franchise royalties and fees; and pharmaceutical or life sciences royalty streams. A company will not qualify for the Fund's 80% basket solely on the basis of owning IP assets without current, demonstrable licensing, royalty, or franchising revenue or a dedicated, disclosed monetization program.

The Fund invests primarily in the common stock of companies that derive material revenue from IP licensing, royalties, or franchising. The Fund considers a company "materially involved" if, at the time of investment, as determined by the Adviser, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data.

The Fund's investable universe generally consists of equity securities of U.S. and foreign companies of any market capitalization, including large-, mid-, small-, and micro-cap companies. While the Fund expects that a majority of its investments will be in companies with primary listings on U.S. securities exchanges, the Fund may also invest in equity securities of non-U.S. companies, including companies listed on foreign securities exchanges and American Depositary Receipts ("ADRs").

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments may include, among other things, passive, minority interests in special purpose vehicles ("SPVs") managed by unaffiliated third parties, as a means of gaining limited exposure to private securities within the Fund’s investment theme, securities that are subject to legal or contractual restrictions on resale, and other investments that otherwise lack an active secondary market. The Fund does not create, sponsor, or exercise primary control over any SPV, and does not intend to acquire interests in SPVs that charge ongoing management fees or performance allocations. The Fund does not, and does not intend to, create or acquire primary control of any entity that engages in investment activities in securities or other assets, other than an entity wholly-owned by the Fund. The Fund may invest in other investment companies, including ETFs, to gain exposure to certain market segments, for cash management purposes, or to facilitate portfolio transitions.

The Fund employs a bottom-up security selection process that combines fundamental analysis with thematic and quantitative screening to construct the Fund’s portfolio from among companies that satisfy the Fund’s 80% investment policy, as described above. The Adviser evaluates qualifying companies based on, among other things, the sustainability of IP-driven cash flows (including licensing, royalties, and franchising), strategic positioning within relevant IP ecosystems, and valuation.

The Fund may hold cash, cash equivalents, or short-term U.S. Treasury instruments for liquidity management or to facilitate portfolio transitions. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk.

The Fund will concentrate its investments in industries and business models materially driven by IP licensing, royalty streams, standards-essential technologies, brand and trademark monetization, content and franchise economics, and other IP-related revenue models. As a result, the Fund may be more sensitive to adverse economic, business, regulatory, environmental, or market developments affecting those industries than a fund that invests more broadly across multiple sectors, and the Fund's performance may be more volatile.

AP and Market Maker Dependence Risk.

The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk.

Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions.

Intellectual Property Monetization Strategy Risk.

The Fund focuses on companies whose business models depend in part on the creation, protection, and monetization of intellectual property ("IP"). IP-driven revenues and valuations can change quickly due to technology shifts, legal outcomes, competitive dynamics, and changes in the market's willingness to pay for IP, which could cause the Fund to underperform other equity funds.

IP Revenue Variability, Contract Concentration, and Collection Risk.

IP-related revenues may be less predictable than product sales and may be affected by the timing of contract renewals, new licensing agreements, audits, true-ups, litigation outcomes, or one-time settlements. Certain issuers may rely on a limited number of large licensees, distribution partners, platforms, or franchise counterparties. Underreporting, delayed payments, disagreements over calculations, counterparty financial distress, or bankruptcy of a significant licensee or distributor may reduce collections and increase costs.

IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk.

Companies that monetize IP may be involved in litigation, arbitration, or administrative proceedings regarding infringement, validity, enforceability, ownership, or contract interpretation. These matters are costly and uncertain and may result in adverse judgments, injunctions, reduced royalty rates, unfavorable settlements, or reputational harm. IP licensing, platform policies, and certain monetization practices may also be subject to competition laws and other regulatory regimes. Regulatory investigations, enforcement actions, or reforms affecting damages, injunction standards, licensing practices, or platform and distribution rules could increase compliance costs or reduce monetization opportunities.

Patent and Technology Relevance Risk.

The value of patent portfolios may decline as patents expire, are challenged or invalidated, or become less relevant to new technologies and product architectures. IP monetization may also be sensitive to changes in technology standards and platform economics (for example, transitions between wireless generations, new device architectures, codecs, or distribution platforms). If an issuer's IP becomes less important to prevailing standards or platforms, licensing demand, negotiation leverage, and royalty rates may decline.

Content, Brand, Intangible Asset, and Cross-Border Enforcement Risk.

For issuers whose IP is primarily content, characters, brands, or trademarks, monetization depends on consumer preferences, cultural trends, release execution, advertising demand, and distribution economics. Underperformance of key releases, unfavorable changes in platform or distributor terms, piracy, or brand dilution can reduce revenues and profitability. The value of acquired IP, content libraries, trademarks, and other intangible assets can be difficult to assess and may be written down if expected cash flows decline. IP rights and remedies vary by jurisdiction, and changes in foreign laws, court practices, trade restrictions, sanctions, or geopolitical developments may reduce the effectiveness of IP protection or limit the ability to monetize IP globally.

Capitalization Risk.

The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Liquidity and Valuation Risk.

Some securities held by the Fund may trade in lower volumes or may be less liquid, particularly securities of smaller companies. In stressed markets, liquidity may decline sharply, making it harder to buy or sell positions at reasonable prices. When market quotations are not readily available or are deemed unreliable, the Fund may use fair value pricing, and the value assigned may differ from the value realized on sale. Illiquid investments may include interests in special purpose vehicles ("SPVs") and other instruments subject to contractual or legal restrictions on resale, which can be harder to value and may require greater reliance on fair-value determinations. Investments in SPVs may also involve additional risks, including limited transparency, additional fees and expenses, and restrictions on transfer or withdrawal, which may increase volatility or losses, particularly during periods of market stress.

Equity Market Risk.

Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Foreign Securities and Depositary Receipts Risk.

Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”), involve risks not typically associated with U.S. investments, including differences in accounting and financial reporting standards, less publicly available information, different regulatory and legal frameworks, currency exchange rate fluctuations, political and economic instability, and potential restrictions on the repatriation of proceeds. Where the Fund’s underlying securities trade on a market that is closed when U.S. markets are open, the last quoted price from the foreign market may not reflect current conditions, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Non-Diversified Fund Risk.

As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Active Management Risk
. Because the Fund is actively managed, the Fund's performance depends on the Adviser's ability to select investments and allocate assets. The Adviser's judgments may prove incorrect, and the Fund may underperform funds with similar objectives or strategies and may underperform the broader equity markets.

Brokerage Commissions and Bid-Ask Spread Risk.

Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

New Adviser Risk.

The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

New Fund Risk.

The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve investment and trading efficiencies.

Limited Shareholder Rights Risk.

The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are
Isaac
Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi Aerospace & Commercial Aviation ETF

The Corgi Aerospace & Commercial Aviation ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi AI Cybersecurity ETF

The Corgi AI Cybersecurity ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Battery Energy Storage Systems ETF

The Corgi Battery Energy Storage Systems ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Bay Area Based ETF

The Corgi Bay Area Based ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Beauty, Skincare & Aesthetics ETF

The Corgi Beauty, Skincare & Aesthetics ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Coffee & Energy Drinks ETF

The Corgi Coffee & Energy Drinks ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Crypto Infrastructure ETF

The Corgi Crypto Infrastructure ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Data & Surveillance ETF

The Corgi Data & Surveillance ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Genomics & Precision Medicine ETF

The Corgi Genomics & Precision Medicine ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi High Voltage Grid Equipment ETF

The Corgi High Voltage Grid Equipment ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Lifestyle Brands ETF

The Corgi Lifestyle Brands ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Longevity Consumer ETF

The Corgi Longevity Consumer ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Mag 7 ETF

The Corgi Mag 7 ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Natural Gas Power & Turbines ETF

The Corgi Natural Gas Power & Turbines ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi NYC Based ETF

The Corgi NYC Based ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Ports, Rail & Freight ETF

The Corgi Ports, Rail & Freight ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Quantum Computing ETF

The Corgi Quantum Computing ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Robots & Humanoids ETF

The Corgi Robots & Humanoids ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Shipping & Global Logistics ETF

The Corgi Shipping & Global Logistics ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Sports Betting & Gambling ETF

The Corgi Sports Betting & Gambling ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Travel & Leisure ETF

The Corgi Travel & Leisure ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi U.S. War Machine ETF

The Corgi U.S. War Machine ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Buy Now Pay Later ETF

The Corgi Buy Now Pay Later ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Space & Satellite Communications ETF

The Corgi Space & Satellite Communications ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Digital Banking & Fintech Infrastructure ETF

The Corgi Digital Banking & Fintech Infrastructure ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Lithography & Semiconductor Photonics ETF

The Corgi Lithography & Semiconductor Photonics ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Drones & Urban Air Mobility ETF

The Corgi Drones & Urban Air Mobility ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi IP Licensing & Royalties ETF

The Corgi IP Licensing & Royalties ETF (the "Fund") seeks capital appreciation.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Corgi Aerospace & Commercial Aviation ETF	Corgi Ports, Rail & Freight ETF
Corgi AI Cybersecurity ETF	Corgi Quantum Computing ETF
Corgi Battery Energy Storage Systems ETF	Corgi Robots & Humanoids ETF
Corgi Bay Area Based ETF	Corgi Shipping & Global Logistics ETF
Corgi Beauty, Skincare & Aesthetics ETF	Corgi Sports Betting & Gambling ETF
Corgi Coffee & Energy Drinks ETF	Corgi Travel & Leisure ETF
Corgi Crypto Infrastructure ETF
Corgi Data & Surveillance ETF	Corgi U.S. War Machine ETF
Corgi Genomics & Precision Medicine ETF	Corgi Buy Now Pay Later ETF
Corgi High Voltage Grid Equipment ETF	Corgi Space & Satellite Communications ETF
Corgi Lifestyle Brands ETF	Corgi Digital Banking & Fintech Infrastructure ETF
Corgi Longevity Consumer ETF	Corgi Lithography & Semiconductor Photonics ETF
Corgi Natural Gas Power & Turbines ETF	Corgi Drones & Urban Air Mobility ETF
Corgi NYC Based ETF Corgi Mag 7 ETF	Corgi IP Licensing & Royalties ETF

(each a "Fund", collectively the "Funds")

Principal Investment Strategies for the Funds

Unless otherwise noted in a Fund's summary, under normal market conditions, each Fund is an actively managed exchange-traded fund that seeks to invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies that the Adviser believes are materially involved in the Fund's applicable theme, as described in the Fund's summary prospectus.

20% Basket for Liquidity and Portfolio Management.

Under normal market conditions each Fund may invest up to 20% of its net assets in investments such as cash and cash equivalents, short-term instruments, other equity securities, and other exchange-traded funds for liquidity, cash management, temporary defensive positioning, and other portfolio management purposes. Under normal market conditions, the Adviser does not intend to use this flexibility to invest in companies whose businesses are materially inconsistent with the applicable Fund's theme. In extraordinary or unfavorable market conditions, the Fund may temporarily invest more than 20% of its net assets in cash and cash equivalents and other short-term instruments as part of its defensive positioning and liquidity management.

Concentration / Non-Diversification
. Each Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in the industry or group of related industries identified below for that Fund:

●  Corgi Aerospace & Commercial Aviation ETF: the aerospace and commercial aviation industry or related industries

●  Corgi AI Cybersecurity ETF: the AI cybersecurity industry or related industries

●  Corgi Battery Energy Storage Systems ETF: the battery energy storage systems industry or related industries

●  Corgi Bay Area Based ETF: the San Francisco Bay Area focused companies or related industries

●  Corgi Beauty, Skincare & Aesthetics ETF: the beauty, skincare, and aesthetics industry or related industries

●  Corgi Buy Now Pay Later ETF: the buy now pay later industry or related industries

●  Corgi Coffee & Energy Drinks ETF: the coffee and energy drink industry or related industries

●  Corgi Crypto Infrastructure ETF: the crypto infrastructure industry or related industries

●  Corgi Data & Surveillance ETF: the data and surveillance industry or related industries

●  Corgi Digital Banking & Fintech Infrastructure ETF: the digital banking & fintech industries or related industries

●  Corgi Drones & Urban Air Mobility ETF: the drones and UAM/AAM industries or related industries

●  Corgi Genomics & Precision Medicine ETF: the genomics and precision medicine industry or related industries

●  Corgi High Voltage Grid Equipment ETF: the high voltage grid equipment industry or related industries

●  Corgi IP Licensing & Royalties ETF: industries and business models materially driven by IP licensing, royalty streams, standards-essential technologies, brand and trademark monetization, content and franchise economics, and other IP-related revenue models

●  Corgi Lifestyle Brands ETF: the lifestyle brands industry or related industries

●  Corgi Lithography & Semiconductor Photonics ETF: the EUV and photonics industries or related industries

●  Corgi Longevity Consumer ETF: the longevity consumer industry or related industries

●  Corgi Mag 7 ETF: technology and technology-enabled industries

●  Corgi Natural Gas Power & Turbines ETF: the natural gas power and turbines industry or related industries

●  Corgi NYC Based ETF: New York City focused companies or related industries

●  Corgi Ports, Rail & Freight ETF: the ports, rail, and freight industry or related industries

●  Corgi Quantum Computing ETF: the quantum computing and post-quantum security industry or related industries

●  Corgi Robots & Humanoids ETF: the robotics and embodied AI industry or related industries

●  Corgi Shipping & Global Logistics ETF: the global shipping and logistics industry or related industries

●  Corgi Space & Satellite Communications ETF: the space and satellite communications industry or related industries

●  Corgi Sports Betting & Gambling ETF: the sports betting and gambling industry or related industries

●  Corgi Travel & Leisure ETF: the travel and leisure industry or related industries

●  Corgi U.S. War Machine ETF: the defense and aerospace industries and oil and gas industries or related industries

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. "Non-diversified" means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.

80% Investment Policy.

Each Fund's 80% investment policy is a non-fundamental policy that may be changed by the Board upon at least 60 days' prior written notice to shareholders. Each Fund measures compliance with its 80% investment policy at the time of investment. If a Fund's investments fall below the 80% threshold for reasons other than purchases of non-qualifying investments (e.g., market fluctuations or changes in an issuer's business), the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable, consistent with the best interests of shareholders.

Material Involvement Determinations.

The Adviser considers a company "materially involved" in a Fund's investment theme if, at the time of investment, the company meets at least one of the following criteria at the firm level: (1) at least 50% of the company's total revenues are derived from the activities identified in the Fund's 80% investment policy above; (2) at least 50% of the company's total profits are derived from such activities; (3) at least 50% of the company's total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, as determined using publicly available financial data. The Adviser maintains internal records documenting, for each portfolio company included in a Fund's 80% basket, the metric relied upon, the supporting evidence from publicly available sources, and the date of the most recent determination. For the Corgi Bay Area Based ETF and Corgi NYC Based ETF, the Adviser determines material involvement based on geographic criteria - specifically, whether a company is headquartered in or maintains substantial operations in the applicable region -- rather than the quantitative criteria described above. The Corgi Mag 7 ETF is not subject to material involvement determinations, as its 80% investment policy is defined by reference to seven specific named companies rather than theme-related activities. A company will not qualify for any Fund's 80% basket based on expected future activities that are not supported by current financial data.

Special Purpose Vehicles and Private Investments.

With the exception of the Corgi Mag 7 ETF, the Funds may invest, directly or indirectly, in special purpose vehicles ("SPVs") to obtain exposure to private companies, private investments, or other instruments consistent with the Fund's investment theme, subject to applicable investment limitations. The Adviser will obtain from each SPV manager, prior to investment, sufficient information regarding the SPV's underlying holdings to confirm that the Fund's investments comply with the limitations on investment company securities under Section 12(d)(1) of the 1940 Act (the "three-tier" structure). Each Fund's schedule of investments will identify any SPV interests held, including the SPV's investment focus and fair value. The Adviser will obtain and review information from SPV managers regarding each SPV's underlying holdings on a periodic basis. SPV interests will be valued at fair value in accordance with the Fund's valuation procedures as adopted by the Board, using methodologies consistent with ASC 820 (Fair Value Measurement), which may include reference to the SPV's most recent net asset value, third-party valuations, or other inputs deemed appropriate by the Board's Valuation Designee in accordance with Rule 2a-5 under the 1940 Act. Investments in SPVs may involve additional risks, including limited liquidity, valuation uncertainty, and reliance on third-party managers or sponsors.

Illiquid Investments (applicable to all Funds except the Corgi Mag 7 ETF).

Each Fund may invest up to 15% of its net assets in illiquid investments, consistent with the requirements of the Investment Company Act of 1940 and applicable SEC rules. Illiquid investments may include, among other things, interests in SPVs, securities subject to legal or contractual restrictions on resale, privately negotiated transactions. Illiquid investments may be more difficult to value, may be harder to sell at favorable prices or at all, and may increase the Fund's exposure to valuation risk and liquidity risk.

Derivatives and Securities Lending.

With the exception of the Corgi Mag 7 ETF, the Funds do not expect to, and under normal circumstances will not, invest in derivatives as part of their principal investment strategies. The Corgi Mag 7 ETF may use derivatives (including swap agreements and/or forward contracts) to obtain exposure to one or more Magnificent Seven Companies and/or to manage cash flows or facilitate portfolio transitions. None of the Funds will engage in securities lending as part of their principal investment strategies.

Foreign Investments and Depositary Receipts.

Each Fund (except the Corgi Bay Area Based ETF, Corgi NYC Based ETF, Corgi Mag 7 ETF, and Corgi U.S. War Machine ETF) may invest in U.S. and non-U.S. issuers, including securities listed on foreign exchanges and depositary receipts such as ADRs, consistent with its theme and other investment policies. The Corgi Bay Area Based ETF, Corgi NYC Based ETF, Corgi Mag 7 ETF, and Corgi U.S. War Machine ETF invest exclusively in equity securities of U.S. companies listed on U.S. securities exchanges.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

Equity Market Risk (Applicable to all Funds).

Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

Non-Diversified Fund Risk (Applicable to all Funds).

Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

ETF Risks (Applicable to all Funds).

Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

●
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk (Applicable to all Funds).

Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

●
Costs of Buying or Selling Shares.

Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

●
Shares May Trade at Prices Other Than NAV.

As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

●
Trading.

Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds).

Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

New Adviser Risk (Applicable to all Funds).

The Adviser has limited experience managing a registered fund. The Adviser's investment and operational processes may evolve, and the Adviser may not succeed in implementing the strategy as intended or achieving the Fund's investment objective. In addition, investors have limited ability to evaluate the Adviser's registered-fund track record, and the Adviser's relative inexperience may limit its effectiveness. The Fund's success may depend on the Adviser's ability to build and maintain appropriate portfolio management, trading, compliance, and operational infrastructure and to work effectively with key service providers; there can be no assurance these efforts will be successful.

New Fund Risk (Applicable to all Funds).

Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Liquidity and Valuation Risk (Applicable to all Funds except the Corgi Mag 7 ETF).

Securities of smaller issuers may trade less frequently or in smaller volumes. During periods of market stress, liquidity can decline and prices can become more volatile, which may increase the Fund's transaction costs and make portfolio management more difficult. When market quotations are not readily available or are considered unreliable, the Fund may have fair value securities, and such values may differ materially from realized values.

Active Management Risk (Applicable to all Funds).

Each Fund is actively managed and does not seek to track the performance of an index. The Adviser's judgments about security selection, portfolio construction, and risk management may prove incorrect, and a Fund's investments may not perform as expected. In addition, the Funds' thematic approach requires the Adviser to make judgments about whether an issuer is meaningfully related to a Fund's theme, and those judgments may change over time. A Fund may underperform other funds that pursue similar investment strategies or the broader equity markets.

Concentration Risk (Applicable to all Funds).

A Fund will concentrate its investments in one or more industries or sectors consistent with its investment theme. When a Fund concentrates, it may be more susceptible to adverse economic, business, regulatory, technological, or other developments affecting the companies in those industries or sectors, and it may experience greater volatility than a fund that does not concentrate. Concentration can also magnify the impact of supply chain disruptions, pricing pressures, and other issuer- or industry-specific events on a Fund's performance.

Capitalization Risk (Applicable to all Funds).

The Funds may invest in companies of any market capitalization. Securities of smaller or less seasoned companies may be more volatile, may have more limited product lines, markets and financial resources, and may trade less frequently than securities of larger companies. Conversely, securities of very large companies may be subject to valuation risk, may be more susceptible to regulatory or political scrutiny, and may underperform smaller companies or the broader equity markets for extended periods.

Foreign Securities and Depositary Receipts Risk (including ADRs) (applicable to all Funds except the Corgi Bay Area Based ETF, Corgi NYC Based ETF, Corgi Mag 7 ETF, and Corgi U.S. War Machine ETF).

Investments in non-U.S. companies, including companies listed on foreign securities exchanges and depositary receipts such as American Depositary Receipts ("ADRs"), may involve additional risks compared to investments in U.S. issuers. These risks may include differences in accounting, auditing, and financial reporting standards; less publicly available information; different regulatory regimes and investor protections; higher transaction and custody costs; settlement and market structure differences; and potential liquidity constraints. Non-U.S. investments may be affected by political, social, and economic developments, nationalization or expropriation, confiscatory taxation, and changes in laws or regulations (including sanctions or capital controls) that may limit a Fund's ability to buy or sell investments or repatriate proceeds. In addition, to the extent a Fund's investments are denominated in, or have exposure to, foreign currencies, changes in currency exchange rates may adversely affect the value of a Fund's investments and the Fund's returns, and currency-related losses may occur even if the underlying investment performs well in local-currency terms. Depositary receipts may be less liquid than the underlying securities and may be subject to fees, withholding taxes, or other costs and risks that may reduce returns. In addition, where all or a portion of a Fund’s underlying securities trade on a market that is closed when the market in which the Fund’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such securities during the Fund’s domestic trading day. This could lead to differences between the market price of the Fund’s shares and the Fund’s net asset value.

Concentration and Single Issuer Risk (applicable to the Corgi Mag 7 ETF).

The Corgi Mag 7 ETF invests a significant portion of its assets in a small number of issuers. The Fund may be particularly sensitive to negative developments affecting a single issuer, including adverse business results, regulatory actions (including antitrust or other scrutiny), reputational events, cybersecurity incidents, or changes in competitive position. In addition, where a Fund has significant exposure to a small number of mega capitalization companies, those companies' share prices may be especially sensitive to changes in expectations regarding growth and valuation. A decline in the value of one or more of these issuers may have a disproportionate negative impact on the Fund's performance and may increase volatility.

Geographic Classification and Regional Concentration Risk (applicable to the Corgi Bay Area Based ETF and Corgi NYC Based ETF).

These Funds rely on the Adviser's classifications of issuers as being economically tied to a particular region, which may depend on factors such as corporate headquarters, operating footprint, revenue exposure, or other criteria. An issuer's classification may change over time, which may lead to increased portfolio turnover and may cause a Fund's holdings to differ from an investor's expectations regarding exposure to a particular region. In addition, regional concentration may heighten exposure to local economic conditions, higher or changing operating costs, state or local regulatory or tax developments, and region-specific events (such as natural disasters, infrastructure disruptions, and changes in business formation, hiring, and real estate conditions) that could negatively affect issuers held by these Funds.

Technology Change, Innovation, and Competitive Dynamics Risk (applicable to the Corgi AI Cybersecurity ETF, Corgi Bay Area Based ETF, Corgi Crypto Infrastructure ETF, Corgi Data & Surveillance ETF, Corgi IP Licensing & Royalties ETF, Corgi Mag 7 ETF, Corgi Quantum Computing ETF, Corgi Robots & Humanoids ETF, and Corgi Space & Satellite Communications ETF).

Companies operating in rapidly evolving technology and innovation industries may face intense competition, rapid product or service obsolescence, frequent changes in technology, standards, and customer preferences, and the need for ongoing research and development. These companies may have business models that depend on successful commercialization of new technologies, timely product launches, and broad adoption, each of which can be uncertain and can require significant capital. Customers may be slow to adopt or integrate new products or services, or may not achieve expected returns on investment, which can reduce demand. Competitive pressures, platform consolidation, and dependence on key personnel and talent may adversely affect market share, pricing, margins, and growth prospects for issuers held by these Funds. In addition, certain technologies (including robotics and automation solutions) may present safety, reliability, and liability risks and may be affected by changes in regulatory requirements or government policy.

AI and Algorithmic Decision Risk (applicable to the Corgi AI Cybersecurity ETF, Corgi Data & Surveillance ETF, and Corgi Mag 7 ETF).

Certain issuers may rely on AI models, automated systems, and algorithmic decision-making to develop products, deliver services, or manage security threats. The effectiveness of these tools may depend on the quality, availability, and timeliness of data, and outcomes may be inaccurate, biased, or otherwise flawed. In cybersecurity contexts, threat landscapes can evolve quickly, and new attack methods may reduce the effectiveness of security products or services. Market expectations regarding AI-driven growth and related compute demand may change rapidly, which may contribute to valuation volatility for issuers with AI-related exposure.

Aircraft Certification, Program Execution, and Manufacturing Quality Risk (applicable to the Corgi Aerospace & Commercial Aviation ETF, Corgi Drones & Urban Air Mobility ETF, and Corgi Robots & Humanoids ETF).

Companies tied to aircraft, engines, avionics, and related supply chains face risks that products or major upgrades fail to meet performance, reliability, or certification requirements, or experience delays in testing, regulatory approvals, and production ramp. A single program issue can lead to costly rework, warranty and penalty claims, customer delivery deferrals, and lost market share, and can ripple through the supply chain. Capacity constraints, single-source dependencies, labor constraints, or quality issues at suppliers can disrupt build schedules and aftermarket support, reducing revenue and cash flow.

Aviation Safety, Accident, and Disruption Risk (applicable to the Corgi Aerospace & Commercial Aviation ETF, and Corgi Drones & Urban Air Mobility ETF).

Aviation accidents, safety incidents, or perceived safety concerns can trigger fleet groundings, route suspensions, reduced demand, higher insurance and compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and service providers. Weather events, air traffic control constraints, cybersecurity incidents affecting flight operations, airport disruptions, and other operational breakdowns can reduce capacity, increase delays and cancellations, and pressure margins for air carriers and aviation service companies.

Buy Now Pay Later, Fintech Regulatory, and Funding Model Risk (applicable to the Corgi Buy Now Pay Later ETF).

Buy now, pay later and certain fintech models may be sensitive to consumer credit performance, merchant economics, and regulatory developments affecting underwriting, disclosures, fees, collections, data use, and bank partnership arrangements. Access to funding (including warehouse facilities, securitization markets, and bank financing) may tighten during periods of market stress or higher interest rates, which may reduce growth and profitability.

Cybersecurity, Data Breach, Privacy, and Trust Risk (applicable to the Corgi AI Cybersecurity ETF, Corgi Crypto Infrastructure ETF, Corgi Data & Surveillance ETF, Corgi Mag 7 ETF, Corgi Sports Betting & Gambling ETF, and Corgi U.S. War Machine ETF).

Many issuers in these industries face heightened risks of cyberattacks, security breaches, service disruptions, and misuse or unauthorized disclosure of data. Such events may result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. In addition, heightened public and regulatory scrutiny of privacy, surveillance, and data-use practices (including civil liberties concerns) may restrict certain business activities, increase compliance costs, and reduce demand for products or services, adversely affecting issuers held by these Funds.

Government Customer, Procurement, and Contracting Risk (applicable to the Corgi Data & Surveillance ETF, Corgi Space & Satellite Communications ETF, and Corgi U.S. War Machine ETF).

Certain issuers may derive a significant portion of revenues from government customers or government-related programs. Government budgets, policy priorities, and procurement processes may change, and contracting can involve competitive bidding, performance requirements, and other conditions that may affect profitability and the timing of revenues. In addition, some issuers may have concentration in a limited number of government contracts or programs, and the loss, reduction, or non-renewal of a significant contract, or delays in program funding, could materially affect financial results. For issuers providing defense- or security-related products and services, demand and spending priorities may also be affected by geopolitical developments and the timing and magnitude of government spending.

Export Controls, Sanctions, and Restricted Market Risk (applicable to the Corgi Data & Surveillance ETF, Corgi IP Licensing & Royalties ETF, Corgi Lithography & Semiconductor Photonics ETF, Corgi Mag 7 ETF, and Corgi U.S. War Machine ETF).

Certain issuers may be subject to export controls, sanctions regimes, national security restrictions, or other limitations on cross-border sales, technology transfer, financing, and counterparties. Compliance with these requirements can increase costs, constrain business opportunities, and limit the availability of suppliers, customers, banking relationships, or payment channels. Changes in sanctions or other restrictions, or allegations of non-compliance, can result in penalties, reputational harm, and reduced investor or customer confidence. In extreme cases, sanctions-related restrictions could result in the Fund being unable to sell an affected investment, potentially resulting in a complete loss of the Fund’s investment in that security.

Crypto Infrastructure and Digital Asset Ecosystem Risk (applicable to the Corgi Crypto Infrastructure ETF).

Companies involved in crypto infrastructure and digital-asset-related services may be affected by regulatory and legal uncertainty, including changes in laws, rules, enforcement priorities, and licensing or registration requirements. The value and adoption of digital assets, and the demand for products and services tied to digital-asset markets, can be highly volatile and may be influenced by fraud, market manipulation, illicit activity, cybersecurity incidents, and operational failures at platforms or counterparties. Crypto infrastructure businesses may also be sensitive to disruptions in banking access and payment rails and to changes in blockchain networks, protocols, or forks, each of which can affect network functionality, user adoption, and the revenues and valuations of issuers. In addition, to the extent issuers are exposed to mining-related activities, energy use and environmental regulation may affect operating costs and demand for mining-related services. To the extent a Fund invests in financial institutions or financial-services-related companies connected to the crypto ecosystem, those issuers may be subject to risks affecting the financial sector, including operational, compliance, and reputational events.

Energy, Commodity, and Input Cost Volatility Risk (applicable to the Corgi Battery Energy Storage Systems ETF, Corgi Coffee & Energy Drinks ETF, Corgi High Voltage Grid Equipment ETF, Corgi Natural Gas Power & Turbines ETF, Corgi Ports, Rail & Freight ETF, Corgi Shipping & Global Logistics ETF, Corgi Travel & Leisure ETF, and Corgi U.S. War Machine ETF).

Many issuers in these themes rely on commodities or inputs such as battery materials, fuels, electricity, metals, agricultural commodities, packaging, or transportation services. Prices for these inputs can be volatile and may be affected by supply and demand imbalances, geopolitical events, trade policies, environmental regulation, and disruptions to production or logistics. Increased input costs may reduce margins, require pricing increases that dampen demand, or lead to delayed or cancelled projects, adversely affecting issuers held by these Funds. In addition, for issuers exposed to oil and gas markets, changes in prices and margins may be volatile, and energy transition policies and environmental regulation may affect demand, costs, and profitability.

Energy Infrastructure, Project Development, and Regulatory Risk (applicable to the Corgi Battery Energy Storage Systems ETF, Corgi High Voltage Grid Equipment ETF, and Corgi Natural Gas Power & Turbines ETF).

Issuers involved in energy storage, grid equipment, and power generation are often exposed to project development and timing risks, including interconnection and permitting processes, utility and customer capital spending cycles, and the potential for delays in procurement and construction. Revenues and profitability may depend on the economics of power markets and storage revenue models, and on the availability and terms of project finance. Changes in interest rates and financing conditions, cost inflation, and supply constraints (including manufacturing capacity limits and long lead times) can adversely affect project economics and issuer profitability. In addition, these industries are subject to extensive regulation, including rate-case and cost-recovery frameworks, permitting and environmental compliance requirements, and policy changes related to decarbonization, energy transition, and reliability. Equipment failures, warranty claims, service execution challenges, and product liability exposure may also adversely affect issuers, and extreme weather, catastrophes, or other grid disruptions can affect demand, operations, and asset values. Expectations regarding growth in power-intensive computing loads (including data centers) may not materialize or may shift geographically, which may affect demand assumptions for certain generation and grid investments. Natural gas prices and fuel supply conditions may also affect issuers with exposure to gas-fired generation and related supply chains.

Key Personnel and Talent Risk (applicable to the Corgi AI Cybersecurity ETF).

Companies in these innovation-driven industries often depend on highly skilled personnel and face intense competition to hire and retain qualified employees. The loss of key personnel, difficulty recruiting or retaining talent, wage inflation, or constraints in access to specialized labor may impair a company's ability to innovate, maintain product quality, respond to evolving threats, or execute its strategy, which may adversely affect revenues, profitability, and the value of the company's securities.

Intellectual Property, Licensing, and Litigation Risk
(applicable to the Corgi IP Licensing & Royalties ETF).

Companies that own, monetize, or enforce intellectual property ("IP") may be exposed to risks that expected licensing revenues do not materialize or are not sustained. Royalty streams may depend on a limited number of patents, licensees, products, or end-markets and may be affected by product cycles, technology substitution, workarounds, patent expiration, and competitive developments. IP rights may be challenged, narrowed, invalidated, or found unenforceable, and adverse outcomes in litigation, administrative proceedings, or negotiated settlements may reduce expected cash flows and valuations. IP monetization strategies may involve substantial legal costs, lengthy timelines, uncertain outcomes, and reputational or regulatory scrutiny (including antitrust or competition-law considerations), and counterparties may delay, dispute, or refuse payments.

Transportation, Logistics, and Travel Industry Risk (applicable to the Corgi Aerospace & Commercial Aviation ETF, Corgi Ports, Rail & Freight ETF, Corgi Shipping & Global Logistics ETF, and Corgi Travel & Leisure ETF).

Companies in transportation, logistics, and travel industries can be highly sensitive to trade and economic cycles, global trade and demand, and changes in consumer or business travel spending. Freight and capacity conditions (including ocean freight and air cargo markets) can be volatile, and revenues may be affected by fuel and energy prices, labor availability, and operational disruptions. These industries may also be exposed to regulatory, safety, and environmental requirements, including those related to emissions, fleet compliance, and transportation safety. Accidents, equipment or infrastructure failures, certification and manufacturing quality issues, maritime casualties, and public health or safety events can disrupt operations and reduce demand. In addition, geopolitical events, tariffs, and route disruptions can affect trade flows, travel patterns, and shipping lanes, and seasonality may contribute to revenue and earnings volatility for certain issuers.

Space and Satellite Industry Risk (applicable to the Corgi Space & Satellite Communications ETF).

Companies engaged in space and satellite communications may face risks related to launch, deployment, and mission failure, including delays or losses stemming from technical issues or accidents. The industry can be capital intensive, and many business models depend on long development timelines and long payback periods. In addition, issuers may be subject to spectrum, licensing, and other regulatory requirements, and changes in regulatory policy or licensing outcomes could adversely affect operations. The space environment presents unique risks, including space debris and related collision hazards, which may impair satellite operations or increase costs. Certain issuers may also have meaningful dependence on government customers, policies, and budgets, and changes in government priorities or spending could affect revenues and valuations.

Biotechnology, Health Care, and Life Sciences Industry Risk (applicable to the Corgi Bay Area Based ETF and Corgi Genomics & Precision Medicine ETF).

Companies in genomics, precision medicine, biotechnology, and pharmaceuticals are subject to substantial clinical, regulatory, and approval risks, including the possibility that products in development do not achieve desired outcomes or are not approved. These industries can also be affected by reimbursement dynamics and adoption rates, and by changes in health care policy and regulation. Issuers may face significant research and development costs and may depend on intellectual property protections; challenges to patents or other proprietary rights may reduce expected revenues. Manufacturing and supply chain risks, including quality-control issues, can adversely affect product availability and costs. In addition, the use and interpretation of biological or health-related data may raise data quality and ethical considerations that can affect adoption and regulation.

Consumer Products, Brands, and Lifestyle Risk (applicable to the Corgi Beauty, Skincare & Aesthetics ETF, Corgi Lifestyle Brands ETF, Corgi Coffee & Energy Drinks ETF, and Corgi Longevity Consumer ETF).

Many consumer-facing companies are subject to risks relating to changes in consumer tastes, trends, and brand relevance, fashion cycles, and competition, including pressure on pricing and margins and higher promotional costs. Certain issuers may be dependent on a limited number of brands, categories, or key products, which can increase sensitivity to shifts in consumer preferences, product performance, or competitive dynamics. Demand for discretionary or luxury products and services may be sensitive to economic conditions, consumer confidence, and seasonality. These companies may also face product safety, regulatory, and recall risks and may be affected by health perception and regulatory developments. Business results may be influenced by dependence on particular distribution channels, retail platforms, and promotional activity, and by risks associated with inventory management, sourcing, and supply chains (including logistics and packaging). Certain brands may be exposed to reputational and social controversy risk, and intellectual property, counterfeiting, and licensing issues may adversely affect revenues. For companies tied to agricultural inputs (such as coffee), climate and agricultural production conditions can affect supply, quality, and pricing. For longevity-oriented consumer companies, business results may depend on consumer confidence in product claims and evidence, regulatory product classification outcomes, and demographic and spending assumptions.

Financial Services, Consumer Lending, and Payments Risk (applicable to the Corgi Buy Now Pay Later ETF, Corgi Crypto Infrastructure ETF, Corgi Digital Banking & Fintech Infrastructure ETF, and Corgi NYC Based ETF).

Financial services and lending-related companies may be exposed to credit loss and underwriting risk, including higher delinquencies and charge-offs, particularly during economic downturns or periods of higher interest rates. These companies may face intense competition and margin pressure and may depend on access to funding and liquidity on favorable terms. Certain business models rely on third-party relationships, including bank partnerships and other counterparties, and disruptions or terminations of these relationships can adversely affect operations. In addition, these industries are subject to extensive regulation and consumer protection requirements, and changes in laws, regulations, supervisory expectations, or enforcement priorities may increase costs, restrict certain practices, or reduce demand.

Semiconductor, Capital Equipment, and Capex Cyclicality Risk (applicable to the Corgi Lithography & Semiconductor Photonics ETF, Corgi Mag 7 ETF, and Corgi Bay Area Based ETF).

Semiconductor and semiconductor equipment markets can be cyclical and are sensitive to end-demand, inventory cycles, and customer capital spending. Order cancellations or deferrals, pricing pressure, and rapid shifts in technology roadmaps may adversely affect revenues and margins for issuers in photonics, lithography, metrology, and related supply chains. These industries may also face customer concentration, long lead times, and heightened sensitivity to export controls and geopolitical developments.

Sports Betting and Gambling Industry Risk (applicable to the Corgi Sports Betting & Gambling ETF).

The sports betting and gambling industry is subject to evolving regulatory and legalization frameworks, including licensing requirements, tax rates and fees, advertising and promotional practices, and enforcement activity that may differ materially across jurisdictions and may change over time. Issuers may face significant customer acquisition costs and competitive pressure, which can affect profitability, and many business models depend on reliable technology infrastructure and uninterrupted service. Cybersecurity incidents or service disruptions can impair operations, result in regulatory scrutiny, and harm customer confidence. In addition, issuers may face responsible gaming, litigation, and reputational risks, and demand for gaming and betting activities may be sensitive to consumer discretionary spending and broader economic conditions.

SPV and Private Investment Risk (applicable to all Funds except the Corgi Mag 7 ETF).

Investments in SPVs and private investments may involve additional risks, including reduced transparency, limited liquidity, and heightened valuation risk. These investments can be more volatile and may be harder to value or sell than publicly traded securities, which can increase the impact of valuation judgments on a Fund's NAV.

Derivatives and Counterparty Risk (applicable to the Corgi Mag 7 ETF).

Derivatives may expose a Fund to risks different from, and in some cases greater than, the risks associated with investing directly in traditional securities. Derivatives may be subject to liquidity and valuation risk and may perform differently than expected. A Fund may also be exposed to counterparty risk, including the risk that a counterparty fails to perform on its obligations or becomes insolvent, which may cause a Fund to lose money and experience delays in recovering collateral.

Detailed Industry Cyclicality and Fixed-Cost Operating Leverage Risk (applicable to Corgi Aerospace & Commercial Aviation ETF, Corgi Ports, Rail & Freight ETF, Corgi Shipping & Global Logistics ETF, and Corgi Travel & Leisure ETF).

Companies in these sectors are characterized by high fixed-cost structures and significant capital investment requirements, often utilizing substantial debt financing to acquire aircraft, vessels, locomotives, and other heavy infrastructure. This high degree of operating leverage means that modest reductions in revenue can lead to disproportionately large declines in profitability and cash flow. In periods of market stress, these companies may be unable to scale down operations or reduce fixed costs, which can result in financial distress, credit downgrades, or default. The global nature of these operations also exposes issuers to foreign exchange risk, as revenues are often earned in local currencies while major capital expenditures and fuel costs are denominated in U.S. dollars, which can create extreme volatility in share prices.

Supply Chain, Manufacturing, and Component Dependency Risk (applicable to the Corgi Data & Surveillance ETF, Corgi Drones & Urban Air Mobility ETF, Corgi High Voltage Grid Equipment ETF, Corgi Lithography & Semiconductor Photonics ETF, Corgi Mag 7 ETF, Corgi Natural Gas Power & Turbines ETF, and Corgi Robots & Humanoids ETF).

Many companies depend on complex global supply chains, specialized components, contract manufacturing, and critical suppliers. Supply constraints, capacity bottlenecks, quality issues, single-source dependencies, labor shortages, geopolitical disruptions, tariffs, trade restrictions, shipping delays, or reliance on specific materials may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. Commodity price volatility for inputs such as lithium, copper, aluminum, steel, and rare earth elements may also create margin pressure.

Indemnification, Warranty, and Contractual Liability Risk (applicable to the Corgi AI Cybersecurity ETF, Corgi Data & Surveillance ETF, Corgi High Voltage Grid Equipment ETF, and Corgi Natural Gas Power & Turbines ETF).

Companies may enter into contracts that include indemnification obligations, warranties, service-level commitments, and performance guarantees, including obligations relating to intellectual property, cybersecurity incidents, data breaches, privacy compliance, and product performance or reliability. These provisions may require companies to defend claims, pay damages or settlements, or provide remediation. Equipment failures, warranty claims, or service execution issues may lead to litigation, contract disputes, or terminations. Indemnification and warranty exposure can be significant and difficult to predict and may adversely affect revenues, margins, and cash flows.

Content, Brand, Intangible Asset, and Cross-Border Enforcement Risk (applicable to the Corgi IP Licensing & Royalties ETF).

For issuers whose IP is primarily content, characters, brands, or trademarks, monetization depends on consumer preferences, cultural trends, release execution, advertising demand, and distribution economics. Underperformance of key releases, unfavorable changes in platform or distributor terms, piracy, or brand dilution can reduce revenues and profitability. The value of acquired IP, content libraries, trademarks, and other intangible assets can be difficult to assess and may be written down if expected cash flows decline. IP enforcement across jurisdictions may be inconsistent, costly, and uncertain, and cross-border licensing and collection may be subject to currency risk, legal complexity, and regulatory restrictions.

Home Upgrade, Remodeling, and Housing Sensitivity Risk (applicable to the Corgi Longevity Consumer ETF).

Companies tied to home improvements, remodeling, home accessibility, and aging-in-place upgrades can be sensitive to interest rates, housing turnover, consumer confidence, and the availability of contractor labor and building materials. Changes in housing market conditions, mortgage rates, or consumer discretionary spending may adversely affect demand for these products and services.

Regulatory, Airspace Integration, and Data/Privacy Risk (applicable to the Corgi Drones & Urban Air Mobility ETF).

Drone and UAM/AAM operations are subject to complex and evolving laws, regulations, and approvals, including rules governing airspace access, safety certification, pilot and operator licensing, noise restrictions, and zoning. Delays in regulatory approval or unfavorable rulemaking may limit the commercial deployment of drone and urban air mobility technologies. Drone and UAM operations may also raise data privacy and surveillance concerns that lead to restrictions on use, heightened compliance costs, or reputational harm.

Senior Living and Aging-in-Place Services Risk (applicable to the Corgi Longevity Consumer ETF).

Senior living providers and related service businesses may be exposed to occupancy variability, resident affordability, reputational events, litigation, regulatory compliance costs, staffing shortages, and changes in government reimbursement rates or healthcare policy. These factors may adversely affect the revenues, profitability, and valuations of companies in this space.

Limited Shareholder Rights Risk (Applicable to all Funds).

The Trust is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, which limits certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). The governing documents also impose procedures on certain shareholder lawsuits, require certain claims (other than federal securities law claims) to be brought in Delaware courts, include a waiver of the right to a jury trial for certain claims (other than federal securities law claims), and limit the liability of, and provide indemnification for, Trustees and officers, subject to applicable law. These provisions may make it harder or more costly for shareholders to bring claims or influence Trust or Fund governance. (Applicable to all Funds.)

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund.The Adviser was founded in July 2025, and as of March 31, 2026, has $27,172,159 in assets under management and serves as the investment adviser for 38 other registered funds.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund's NAV is calculated as of the close of regular trading on Cboe BZX Exchange, Inc. (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of a Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

Paralel Distributors LLC (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, Colorado 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

Paralel Distributors LLC

1700 Broadway, Suite 2100

Denver, CO 80290

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

Administrator, Fund Accountant, and Transfer Agent

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services)

777 E. Wisconsin Ave.

Milwaukee, WI 53202

Attn: GFS Contracts

Custodian

U.S. Bank National Association Lunken Operations Center CN-OH-L2GL 5065 Wooster Rd Cincinnati, OH 45226

U.S. Bank National Association, 5065 Wooster Rd., Cincinnati, Ohio 45226

Investors may find more information about the Fund in the following documents:

Statement of Additional Information:
 The Fund’s SAI includes further details about the Fund’s investments and other information. A current SAI dated April 30, 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports:
 Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund’s annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Fund’s Internet website at corgifunds.com; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

Corgi Aerospace & Commercial Aviation ETF	AV	Corgi Ports, Rail & Freight ETF	DOCK
Corgi AI Cybersecurity ETF	XA	Corgi Quantum Computing ETF	CQTM
Corgi Battery Energy Storage Systems ETF	WATS	Corgi Robots & Humanoids ETF	CBOT
Corgi Bay Area Based ETF	BAY	Corgi Shipping & Global Logistics ETF	HULL
Corgi Beauty, Skincare & Aesthetics ETF	GLAM	Corgi Sports Betting & Gambling ETF	ODDZ
Corgi Coffee & Energy Drinks ETF	BREW	Corgi Travel & Leisure ETF	WNDR
Corgi Crypto Infrastructure ETF	BLCK	Corgi U.S. War Machine ETF	WR
Corgi Data & Surveillance ETF	EYES	Corgi Buy Now Pay Later ETF	LATR
Corgi Genomics & Precision Medicine ETF	GNMX	Corgi Space & Satellite Communications ETF	DIPR
Corgi High Voltage Grid Equipment ETF	JOUL	Corgi Digital Banking & Fintech Infrastructure ETF	KYC
Corgi Lifestyle Brands ETF	STYL	Corgi Lithography & Semiconductor Photonics ETF	EUV
Corgi Longevity Consumer ETF	YUNG	Corgi Drones & Urban Air Mobility ETF	BZZ
Corgi Natural Gas Power & Turbines ETF	GASZ	Corgi IP Licensing & Royalties ETF	PTNT
Corgi NYC Based ETF Corgi Mag 7 ETF	NYNY CMAG

(each, a "Fund" and collectively "the Funds")

each listed on Cboe BZX Exchange, Inc.

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds (each, a "Fund" and collectively, the "Funds"), each a series of Corgi ETF Trust I (the "Trust"), dated April 30, 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, each an exchange-traded fund. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks capital appreciation. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk.

Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses.

Types of Equity Securities:

Common Stocks -

Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks -

Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Rights and Warrants -

Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities -

A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Active Management Risk.

Each Fund is actively managed and does not seek to track the performance of an index. The Adviser's judgments about security selection, portfolio construction, and risk management may prove incorrect, and a Fund's investments may not perform as expected. In addition, the Funds' thematic approach requires the Adviser to make judgments about whether an issuer is meaningfully related to a Fund's theme, and those judgments may be incorrect or change over time. A Fund may underperform other funds that pursue similar investment strategies, its benchmark, or the broader equity markets.

AI and Algorithmic Decision Risk.

Certain issuers may rely on AI models, automated systems, and algorithmic decision-making to develop products, deliver services, or manage security threats. The effectiveness of these tools may depend on the quality, availability, and timeliness of data, and outcomes may be inaccurate, biased, or otherwise flawed. In cybersecurity contexts, threat landscapes can evolve quickly, and new attack methods may reduce the effectiveness of security products or services. Market expectations regarding AI-driven growth and related compute demand may change rapidly, which may contribute to valuation volatility for issuers with AI-related exposure.

Aircraft Certification, Program Execution, and Manufacturing Quality Risk.

Companies tied to aircraft, engines, avionics, and related supply chains face risks that products or major upgrades fail to meet performance, reliability, or certification requirements, or experience delays in testing, regulatory approvals, and production ramp. A single program issue can lead to costly rework, warranty and penalty claims, customer delivery deferrals, and lost market share, and can ripple through the supply chain. Capacity constraints, single-source dependencies, labor constraints, or quality issues at suppliers can disrupt build schedules and aftermarket support, reducing revenue and cash flow.

Aviation Safety, Accident, and Disruption Risk.

Aviation accidents, safety incidents, or perceived safety concerns can trigger fleet groundings, route suspensions, reduced demand, higher insurance and compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and service providers. Weather events, air traffic control constraints, cybersecurity incidents affecting flight operations, airport disruptions, and other operational breakdowns can reduce capacity, increase delays and cancellations, and pressure margins for air carriers and aviation service companies.

Biotechnology, Health Care, and Life Sciences Industry Risk.

Companies in genomics, precision medicine, biotechnology, and pharmaceuticals are subject to substantial clinical, regulatory, and approval risks, including the possibility that products in development do not achieve desired outcomes or are not approved. These industries can also be affected by reimbursement dynamics and adoption rates, and by changes in health care policy and regulation. Issuers may face significant research and development costs and may depend on intellectual property protections; challenges to patents or other proprietary rights may reduce expected revenues. Manufacturing and supply chain risks, including quality-control issues, can adversely affect product availability and costs. In addition, the use and interpretation of biological or health-related data may raise data quality and ethical considerations that can affect adoption and regulation.

Brokerage Commissions and Bid-Ask Spread Risk.

Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

Buy Now Pay Later, Fintech Regulatory, and Funding Model Risk.

Buy now, pay later and certain fintech models may be sensitive to consumer credit performance, merchant economics, and regulatory developments affecting underwriting, disclosures, fees, collections, data use, and bank partnership arrangements. Access to funding (including warehouse facilities, securitization markets, and bank financing) may tighten during periods of market stress or higher interest rates, which may reduce growth and profitability.

Capitalization Risk.

The Funds may invest in companies of any market capitalization. Securities of smaller or less seasoned companies may be more volatile, may have more limited product lines, markets and financial resources, and may trade less frequently than securities of larger companies. Conversely, securities of very large companies may be subject to valuation risk, may be more susceptible to regulatory or political scrutiny, and may underperform smaller companies or the broader equity markets for extended periods.

Concentration Risk.

A Fund will concentrate its investments in one or more industries or sectors consistent with its investment theme. When a Fund concentrates, it may be more susceptible to adverse economic, business, regulatory, technological, or other developments affecting the companies in those industries or sectors, and it may experience greater volatility than a fund that does not concentrate. Concentration can also magnify the impact of supply chain disruptions, pricing pressures, and other issuer- or industry-specific events on a Fund's performance.

Concentration and Single Issuer Risk (applicable to the Corgi Mag 7 ETF).

The Corgi Mag 7 ETF invests a significant portion of its assets in a small number of issuers. The Fund may be particularly sensitive to negative developments affecting a single issuer, including adverse business results, regulatory actions (including antitrust or other scrutiny), reputational events, cybersecurity incidents, or changes in competitive position. In addition, where a Fund has significant exposure to a small number of mega capitalization companies, those companies' share prices may be especially sensitive to changes in expectations regarding growth and valuation. A decline in the value of one or more of these issuers may have a disproportionate negative impact on the Fund's performance and may increase volatility.

Consumer Products, Brands, and Lifestyle Risk.

Many consumer-facing companies are subject to risks relating to changes in consumer tastes, trends, and brand relevance, fashion cycles, and competition, including pressure on pricing and margins and higher promotional costs. Certain issuers may be dependent on a limited number of brands, categories, or key products, which can increase sensitivity to shifts in consumer preferences, product performance, or competitive dynamics. Demand for discretionary or luxury products and services may be sensitive to economic conditions, consumer confidence, and seasonality. These companies may also face product safety, regulatory, and recall risks and may be affected by health perception and regulatory developments. Business results may be influenced by dependence on particular distribution channels, retail platforms, and promotional activity, and by risks associated with inventory management, sourcing, and supply chains (including logistics and packaging). Certain brands may be exposed to reputational and social controversy risk, and intellectual property, counterfeiting, and licensing issues may adversely affect revenues. For companies tied to agricultural inputs (such as coffee), climate and agricultural production conditions can affect supply, quality, and pricing. For longevity-oriented consumer companies, business results may depend on consumer confidence in product claims and evidence, regulatory product classification outcomes, and demographic and spending assumptions.

Crypto Infrastructure and Digital Asset Ecosystem Risk.

Companies involved in crypto infrastructure and digital-asset-related services may be affected by regulatory and legal uncertainty, including changes in laws, rules, enforcement priorities, and licensing or registration requirements. The value and adoption of digital assets, and the demand for products and services tied to digital-asset markets, can be highly volatile and may be influenced by fraud, market manipulation, illicit activity, cybersecurity incidents, and operational failures at platforms or counterparties. Crypto infrastructure businesses may also be sensitive to disruptions in banking access and payment rails and to changes in blockchain networks, protocols, or forks, each of which can affect network functionality, user adoption, and the revenues and valuations of issuers. In addition, to the extent issuers are exposed to mining-related activities, energy use and environmental regulation may affect operating costs and demand for mining-related services. To the extent a Fund invests in financial institutions or financial-services-related companies connected to the crypto ecosystem, those issuers may be subject to risks affecting the financial sector, including operational, compliance, and reputational events.

Cybersecurity, Data Breach, Privacy, and Trust Risk.

Many issuers in these industries face heightened risks of cyberattacks, security breaches, service disruptions, and misuse or unauthorized disclosure of data. Such events may result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. In addition, heightened public and regulatory scrutiny of privacy, surveillance, and data-use practices (including civil liberties concerns) may restrict certain business activities, increase compliance costs, and reduce demand for products or services, adversely affecting issuers held by these Funds.

Derivatives and Counterparty Risk.

Derivatives may expose a Fund to risks different from, and in some cases greater than, the risks associated with investing directly in traditional securities. Derivatives may be subject to liquidity and valuation risk and may perform differently than expected. A Fund may also be exposed to counterparty risk, including the risk that a counterparty fails to perform on its obligations or becomes insolvent, which may cause a Fund to lose money and experience delays in recovering collateral.

Detailed Industry Cyclicality and Fixed-Cost Operating Leverage Risk.

Companies in these sectors are characterized by high fixed-cost structures and significant capital investment requirements, often utilizing substantial debt financing to acquire aircraft, vessels, locomotives, and other heavy infrastructure. This high degree of operating leverage means that modest reductions in revenue can lead to disproportionately large declines in profitability and cash flow. In periods of market stress, these companies may be unable to scale down operations or reduce fixed costs, which can result in financial distress, credit downgrades, or default. The global nature of these operations also exposes issuers to foreign exchange risk, as revenues are often earned in local currencies while major capital expenditures and fuel costs are denominated in U.S. dollars, which can create extreme volatility in share prices.

Energy, Commodity, and Input Cost Volatility Risk.

Many issuers in these themes rely on commodities or inputs such as battery materials, fuels, electricity, metals, agricultural commodities, packaging, or transportation services. Prices for these inputs can be volatile and may be affected by supply and demand imbalances, geopolitical events, trade policies, environmental regulation, and disruptions to production or logistics. Increased input costs may reduce margins, require pricing increases that dampen demand, or lead to delayed or cancelled projects, adversely affecting issuers held by these Funds. In addition, for issuers exposed to oil and gas markets, changes in prices and margins may be volatile, and energy transition policies and environmental regulation may affect demand, costs, and profitability.

Energy Infrastructure, Project Development, and Regulatory Risk.

Issuers involved in energy storage, grid equipment, and power generation are often exposed to project development and timing risks, including interconnection and permitting processes, utility and customer capital spending cycles, and the potential for delays in procurement and construction. Revenues and profitability may depend on the economics of power markets and storage revenue models, and on the availability and terms of project finance. Changes in interest rates and financing conditions, cost inflation, and supply constraints (including manufacturing capacity limits and long lead times) can adversely affect project economics and issuer profitability. In addition, these industries are subject to extensive regulation, including rate-case and cost-recovery frameworks, permitting and environmental compliance requirements, and policy changes related to decarbonization, energy transition, and reliability. Equipment failures, warranty claims, service execution challenges, and product liability exposure may also adversely affect issuers, and extreme weather, catastrophes, or other grid disruptions can affect demand, operations, and asset values. Expectations regarding growth in power-intensive computing loads (including data centers) may not materialize or may shift geographically, which may affect demand assumptions for certain generation and grid investments. Natural gas prices and fuel supply conditions may also affect issuers with exposure to gas-fired generation and related supply chains.

Equity Market Risk.

Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks.

Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.

Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

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Costs of Buying or Selling Shares.

Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

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Shares May Trade at Prices Other Than NAV.

As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

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Trading.

Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Export Controls, Sanctions, and Restricted Market Risk.

Certain issuers may be subject to export controls, sanctions regimes, national security restrictions, or other limitations on cross-border sales, technology transfer, financing, and counterparties. Compliance with these requirements can increase costs, constrain business opportunities, and limit the availability of suppliers, customers, banking relationships, or payment channels. Changes in sanctions or other restrictions, or allegations of non-compliance, can result in penalties, reputational harm, and reduced investor or customer confidence. In extreme cases, sanctions-related restrictions could result in the Fund being unable to sell an affected investment, potentially resulting in a complete loss of the Fund’s investment in that security.

Financial Services, Consumer Lending, and Payments Risk.

Financial services and lending-related companies may be exposed to credit loss and underwriting risk, including higher delinquencies and charge-offs, particularly during economic downturns or periods of higher interest rates. These companies may face intense competition and margin pressure and may depend on access to funding and liquidity on favorable terms. Certain business models rely on third-party relationships, including bank partnerships and other counterparties, and disruptions or terminations of these relationships can adversely affect operations. In addition, these industries are subject to extensive regulation and consumer protection requirements, and changes in laws, regulations, supervisory expectations, or enforcement priorities may increase costs, restrict certain practices, or reduce demand.

Foreign Securities and Depositary Receipts Risk (including ADRs).

Investments in non-U.S. companies, including companies listed on foreign securities exchanges and depositary receipts such as American Depositary Receipts ("ADRs"), may involve additional risks compared to investments in U.S. issuers. These risks may include differences in accounting, auditing, and financial reporting standards; less publicly available information; different regulatory regimes and investor protections; higher transaction and custody costs; settlement and market structure differences; and potential liquidity constraints. Non-U.S. investments may be affected by political, social, and economic developments, nationalization or expropriation, confiscatory taxation, and changes in laws or regulations (including sanctions or capital controls) that may limit a Fund's ability to buy or sell investments or repatriate proceeds. In addition, to the extent a Fund's investments are denominated in, or have exposure to, foreign currencies, changes in currency exchange rates may adversely affect the value of a Fund's investments and the Fund's returns, and currency-related losses may occur even if the underlying investment performs well in local-currency terms. Depositary receipts may be less liquid than the underlying securities and may be subject to fees, withholding taxes, or other costs and risks that may reduce returns. In addition, where all or a portion of a Fund’s underlying securities trade on a market that is closed when the market in which the Fund’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such securities during the Fund’s domestic trading day. This could lead to differences between the market price of the Fund’s shares and the Fund’s net asset value.

Geographic Classification and Regional Concentration Risk.

These Funds rely on the Adviser's classifications of issuers as being economically tied to a particular region, which may depend on factors such as corporate headquarters, operating footprint, revenue exposure, or other criteria. An issuer's classification may change over time, which may lead to increased portfolio turnover and may cause a Fund's holdings to differ from an investor's expectations regarding exposure to a particular region. In addition, regional concentration may heighten exposure to local economic conditions, higher or changing operating costs, state or local regulatory or tax developments, and region-specific events (such as natural disasters, infrastructure disruptions, and changes in business formation, hiring, and real estate conditions) that could negatively affect issuers held by these Funds.

Government Customer, Procurement, and Contracting Risk.

Certain issuers may derive a significant portion of revenues from government customers or government-related programs. Government budgets, policy priorities, and procurement processes may change, and contracting can involve competitive bidding, performance requirements, and other conditions that may affect profitability and the timing of revenues. In addition, some issuers may have concentration in a limited number of government contracts or programs, and the loss, reduction, or non-renewal of a significant contract, or delays in program funding, could materially affect financial results. For issuers providing defense- or security-related products and services, demand and spending priorities may also be affected by geopolitical developments and the timing and magnitude of government spending.

Indemnification, Warranty, and Contractual Liability Risk.

Companies may enter into contracts that include indemnification obligations, warranties, service-level commitments, and performance guarantees, including obligations relating to intellectual property, cybersecurity incidents, data breaches, privacy compliance, and product performance or reliability. These provisions may require companies to defend claims, pay damages or settlements, or provide remediation. Equipment failures, warranty claims, or service execution issues may lead to litigation, contract disputes, or terminations. Indemnification and warranty exposure can be significant and difficult to predict and may adversely affect revenues, margins, and cash flows.

Intellectual Property, Licensing, and Litigation Risk.

Companies that own, monetize, or enforce intellectual property ("IP") may be exposed to risks that expected licensing revenues do not materialize or are not sustained. Royalty streams may depend on a limited number of patents, licensees, products, or end-markets and may be affected by product cycles, technology substitution, workarounds, patent expiration, and competitive developments. IP rights may be challenged, narrowed, invalidated, or found unenforceable, and adverse outcomes in litigation, administrative proceedings, or negotiated settlements may reduce expected cash flows and valuations. IP monetization strategies may involve substantial legal costs, lengthy timelines, uncertain outcomes, and reputational or regulatory scrutiny (including antitrust or competition-law considerations), and counterparties may delay, dispute, or refuse payments.

Key Personnel and Talent Risk.

Companies in these innovation-driven industries often depend on highly skilled personnel and face intense competition to hire and retain qualified employees. The loss of key personnel, difficulty recruiting or retaining talent, wage inflation, or constraints in access to specialized labor may impair a company's ability to innovate, maintain product quality, respond to evolving threats, or execute its strategy, which may adversely affect revenues, profitability, and the value of the company's securities.

Liquidity and Valuation Risk.

Securities of smaller issuers may trade less frequently or in smaller volumes. During periods of market stress, liquidity can decline and prices can become more volatile, which may increase the Fund's transaction costs and make portfolio management more difficult. When market quotations are not readily available or are considered unreliable, the Fund may have fair value securities, and such values may differ materially from realized values.

New Adviser Risk.

The Adviser has limited experience managing a registered fund. The Adviser's investment and operational processes may evolve, and the Adviser may not succeed in implementing the strategy as intended or achieving the Fund's investment objective. In addition, investors have limited ability to evaluate the Adviser's registered-fund track record, and the Adviser's relative inexperience may limit its effectiveness. The Fund's success may depend on the Adviser's ability to build and maintain appropriate portfolio management, trading, compliance, and operational infrastructure and to work effectively with key service providers; there can be no assurance these efforts will be successful.

New Fund Risk.

Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Non-Diversified Fund Risk.

Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Semiconductor, Capital Equipment, and Capex Cyclicality Risk.

Semiconductor and semiconductor equipment markets can be cyclical and are sensitive to end-demand, inventory cycles, and customer capital spending. Order cancellations or deferrals, pricing pressure, and rapid shifts in technology roadmaps may adversely affect revenues and margins for issuers in photonics, lithography, metrology, and related supply chains. These industries may also face customer concentration, long lead times, and heightened sensitivity to export controls and geopolitical developments.

Space and Satellite Industry Risk.

Companies engaged in space and satellite communications may face risks related to launch, deployment, and mission failure, including delays or losses stemming from technical issues or accidents. The industry can be capital intensive, and many business models depend on long development timelines and long payback periods. In addition, issuers may be subject to spectrum, licensing, and other regulatory requirements, and changes in regulatory policy or licensing outcomes could adversely affect operations. The space environment presents unique risks, including space debris and related collision hazards, which may impair satellite operations or increase costs. Certain issuers may also have meaningful dependence on government customers, policies, and budgets, and changes in government priorities or spending could affect revenues and valuations.

Sports Betting and Gambling Industry Risk.

The sports betting and gambling industry is subject to evolving regulatory and legalization frameworks, including licensing requirements, tax rates and fees, advertising and promotional practices, and enforcement activity that may differ materially across jurisdictions and may change over time. Issuers may face significant customer acquisition costs and competitive pressure, which can affect profitability, and many business models depend on reliable technology infrastructure and uninterrupted service. Cybersecurity incidents or service disruptions can impair operations, result in regulatory scrutiny, and harm customer confidence. In addition, issuers may face responsible gaming, litigation, and reputational risks, and demand for gaming and betting activities may be sensitive to consumer discretionary spending and broader economic conditions.

SPV and Private Investment Risk.

Investments in SPVs and private investments may involve additional risks, including reduced transparency, limited liquidity, and heightened valuation risk. These investments can be more volatile and may be harder to value or sell than publicly traded securities, which can increase the impact of valuation judgments on a Fund's NAV.

Supply Chain, Manufacturing, and Component Dependency Risk.

Many companies depend on complex global supply chains, specialized components, contract manufacturing, and critical suppliers. Supply constraints, capacity bottlenecks, quality issues, single-source dependencies, labor shortages, geopolitical disruptions, tariffs, trade restrictions, shipping delays, or reliance on specific materials may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. Commodity price volatility for inputs such as lithium, copper, aluminum, steel, and rare earth elements may also create margin pressure.

Technology Change, Innovation, and Competitive Dynamics Risk.

Companies operating in rapidly evolving technology and innovation industries may face intense competition, rapid product or service obsolescence, frequent changes in technology, standards, and customer preferences, and the need for ongoing research and development. These companies may have business models that depend on successful commercialization of new technologies, timely product launches, and broad adoption, each of which can be uncertain and can require significant capital. Customers may be slow to adopt or integrate new products or services, or may not achieve expected returns on investment, which can reduce demand. Competitive pressures, platform consolidation, and dependence on key personnel and talent may adversely affect market share, pricing, margins, and growth prospects for issuers held by these Funds. In addition, certain technologies (including robotics and automation solutions) may present safety, reliability, and liability risks and may be affected by changes in regulatory requirements or government policy.

Transportation, Logistics, and Travel Industry Risk.

Companies in transportation, logistics, and travel industries can be highly sensitive to trade and economic cycles, global trade and demand, and changes in consumer or business travel spending. Freight and capacity conditions (including ocean freight and air cargo markets) can be volatile, and revenues may be affected by fuel and energy prices, labor availability, and operational disruptions. These industries may also be exposed to regulatory, safety, and environmental requirements, including those related to emissions, fleet compliance, and transportation safety. Accidents, equipment or infrastructure failures, certification and manufacturing quality issues, maritime casualties, and public health or safety events can disrupt operations and reduce demand. In addition, geopolitical events, tariffs, and route disruptions can affect trade flows, travel patterns, and shipping lanes, and seasonality may contribute to revenue and earnings volatility for certain issuers.

Limited Shareholder Rights Risk.

The Trust is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, which limits certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). The governing documents also impose procedures on certain shareholder lawsuits, require certain claims (other than federal securities law claims) to be brought in Delaware courts, include a waiver of the right to a jury trial for certain claims (other than federal securities law claims), and limit the liability of, and provide indemnification for, Trustees and officers, subject to applicable law. These provisions may make it harder or more costly for shareholders to bring claims or influence Trust or Fund governance. (Applicable to all Funds.)

Illiquid Investments and Restricted Securities

Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An "illiquid investment" is one a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

Each Fund may purchase restricted securities that may be resold to institutional investors and that, under a Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below a Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, a Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

A Fund may invest in exchange-traded funds for cash management, cash equitization, during portfolio transitions, or to facilitate investment operations. Such use may increase costs relative to holding investments directly.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their respective principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, the Fund may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

●  Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

●  Make loans, except that a Fund may (i) lend portfolio securities in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective, in each case to the extent permitted under the 1940 Act.

●  Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

●  Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

●  Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, when a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act. The Fund may also be deemed an underwriter when acquiring securities directly from an issuer for investment purposes.

●  Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that each Fund listed below will concentrate its investments in the industry or group of industries identified for that Fund:

●  Corgi AI Cybersecurity ETF: the AI cybersecurity industry or related industries

●  Corgi Aerospace & Commercial Aviation ETF: the aerospace and commercial aviation industry or related industries

●  Corgi Battery Energy Storage Systems ETF: the battery energy storage systems industry or related industries

●  Corgi Bay Area Based ETF: the San Francisco Bay Area focused companies or related industries

●  Corgi Beauty, Skincare & Aesthetics ETF: the beauty, skincare, and aesthetics industry or related industries

●  Corgi Buy Now Pay Later ETF: the buy now pay later industry or related industries

●  Corgi Coffee & Energy Drinks ETF: the coffee and energy drink industry or related industries

●  Corgi Crypto Infrastructure ETF: the crypto infrastructure industry or related industries

●  Corgi Data & Surveillance ETF: the data and surveillance industry or related industries

●  Corgi Digital Banking & Fintech Infrastructure ETF: the digital banking & fintech industries or related industries

●  Corgi Drones & Urban Air Mobility ETF: the drones and UAM/AAM industries or related industries

●  Corgi Genomics & Precision Medicine ETF: the genomics and precision medicine industry or related industries

●  Corgi High Voltage Grid Equipment ETF: the high voltage grid equipment industry or related industries

●  Corgi IP Licensing & Royalties ETF: industries and business models materially driven by IP licensing, royalty streams, standards-essential technologies, brand and trademark monetization, content and franchise economics, and other IP-related revenue models

●  Corgi Lifestyle Brands ETF: the lifestyle brands industry or related industries

●  Corgi Lithography & Semiconductor Photonics ETF: the EUV and photonics industries or related industries

●  Corgi Longevity Consumer ETF: the longevity consumer industry or related industries

●  Corgi NYC Based ETF: New York City focused companies or related industries

●  Corgi Natural Gas Power & Turbines ETF: the natural gas power and turbines industry or related industries

●  Corgi Ports, Rail & Freight ETF: the ports, rail, and freight industry or related industries

●  Corgi Quantum Computing ETF: the quantum computing and post-quantum security industry or related industries

●  Corgi Robots & Humanoids ETF: the robotics and embodied AI industry or related industries

●  Corgi Shipping & Global Logistics ETF: the global shipping and logistics industry or related industries

●  Corgi Space & Satellite Communications ETF: the space and satellite communications industry or related industries

●  Corgi Sports Betting & Gambling ETF: the sports betting and gambling industry or related industries

●  Corgi Travel & Leisure ETF: the travel and leisure industry or related industries

●  Corgi U.S. War Machine ETF: the defense and aerospace industries and oil and gas industries or related industries

●  Corgi Mag 7 ETF: technology and technology-enabled industries

For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities.

The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served (1)	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Principal Occupation(s) During Past 5 Years
Independent Trustees (3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	66	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	66
Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	66	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees (4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	66
Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	66
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)
Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

●
Conor M. Murray.

The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

●
Bryant C. Lee.

The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

●
Jennifer X. Benson.

The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Benson's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

●
Nicolas S. Laqua.

The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

●
Emily Z. Yuan.

The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee.

The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC").

The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee.

The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025
Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025
Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

As of December 31, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees (1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership.

The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation.

Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest.

Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with Paralel Distributors LLC (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, Colorado 80290.

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation.

From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at 777 E. Wisconsin Ave, Milwaukee, Wisconsin 53202. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at 777 E. Wisconsin Ave., Milwaukee, Wisconsin 53202. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, U.S. Bank National Association (the "Custodian"), located at 5065 Wooster Rd., Cincinnati, Ohio 45226, serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

The Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund’s Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees’ decision was not a good-faith exercise of business judgment on the Fund’s behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund’s costs and expenses (including attorneys’ fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

The Declaration of Trust also provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Reorganization, Merger, and Consolidation. Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances, the Board may authorize the merger or reorganization of a Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser and the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions.

Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection.

The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e).

Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full-service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation.

When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions.

Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage.

The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers.

Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

Fund Deposit.

The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination.

On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations).

Custom Baskets.

Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants.

Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs.

All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit.

Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form.

An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units.

Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders.

The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees.

A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units.

Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees.

A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs.

Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures.

A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions.

The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies.

Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause the Funds to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service.

The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds.

Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions.

Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares.

A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

The Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants.

An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments.

Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting.

A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax.

Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders.

Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA.

Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders.

Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting.

Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.